UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2021

Date of reporting period: September 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

SEP    09.30.21

ANNUAL REPORT

AB GLOBAL BOND FUND

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Global Bond Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB GLOBAL BOND FUND | 1

ANNUAL REPORT

November 8, 2021

This report provides management’s discussion of fund performance for the AB Global Bond Fund for the annual reporting period ended September 30, 2021.

The Fund’s investment objective is to generate current income consistent with preservation of capital.

NAV RETURNS AS OF SEPTEMBER 30, 2021 (unaudited)

	6 Months	12 Months

AB GLOBAL BOND FUND

Class A Shares	1.46%	0.92%

Class C Shares	1.07%	0.27%

Advisor Class Shares[1]	1.59%	1.17%

Class R Shares[1]	1.23%	0.59%

Class K Shares[1]	1.39%	0.90%

Class I Shares[1]	1.70%	1.29%

Class Z Shares[1]	1.61%	1.34%

Bloomberg Global Aggregate Bond Index (USD hedged)	1.06%	-0.56%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Bloomberg Global Aggregate Bond Index (USD hedged), for the six- and 12-month periods ended September 30, 2021.

During both periods, all share classes of the Fund outperformed the benchmark, before sales charges. During the 12-month period, security selection was the primary contributor to relative performance, from selections in emerging-market corporate bonds, investment-grade corporate bonds in the US, commercial mortgage-backed securities (“CMBS”) and emerging-market sovereign bonds that more than offset a loss in US high-yield corporate bonds. Sector allocation to US and eurozone high-yield corporate bonds, an underweight to US Treasuries, exposure to inflation-linked bonds in the eurozone and exposure to agency risk-sharing transactions in the US also contributed, outweighing a loss in emerging-market corporate bonds. Currency decisions added to returns, as long positions in the euro and Russian ruble outweighed losses from shorts in the Polish zloty, the New Zealand dollar and the British pound. Yield-curve

2 | AB GLOBAL BOND FUND	abfunds.com

positioning and country allocation (a result of bottom-up security analysis combined with fundamental research) were modest contributors to performance during the period.

During the six-month period, sector allocation was the primary contributor to performance. Exposure to US and eurozone high-yield corporate bonds, eurozone inflation-linked bonds and agency risk-sharing transactions added, and exceeded a loss from a sector allocation to emerging-market corporate bonds. Security selection also added, mostly due to gains from investment-grade corporate bonds in the US and emerging-market corporate bonds that offset a loss among high-yield corporate bonds in the eurozone. Country allocation also contributed, primarily due to underweights in the US, Japan and the UK. Currency decisions contributed, as gains from short positions in the Brazilian real and the Swiss franc, plus a long position in the Russian ruble, were greater than losses from long positions in the Norwegian krone and Canadian dollar, and a short in the Polish zloty during the period. Yield-curve positioning on the long end of the yield curves in the US and eurozone detracted more than gains from positioning on the long end of the curve in Australia.

During both periods, the Fund utilized derivatives in the form of interest rate swaps and futures and to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund utilized currency forwards to hedge foreign currency exposure and to take active currency risk. Credit default swaps were utilized to hedge credit risk and as a tool to effectively gain exposure to specific sectors. During the 12-month period, interest rate swaptions were used to manage and hedge duration risk and/or to take active yield-curve positioning.

MARKET REVIEW AND INVESTMENT STRATEGY

Fixed-income market returns were mixed over the 12-month period ended September 30, 2021, as longer-term treasury yields diverged by region, with government bonds in Asia and Italy advancing, while government bonds in the UK, Canada and the US fell the most on rising yields. Low interest rates set the stage for the continued outperformance of risk assets, led by the performance of high-yield emerging-market and developed-market US and European corporate bonds, along with high-yield emerging-market sovereign bonds. Corporate bond returns were higher in Europe than in the US, mostly because of the divergence in government yields and European Central Bank bond purchases. Investment-grade emerging- and developed-market corporate bonds also posted strong relative returns. Emerging-market local-currency bonds outperformed, as the US dollar was weaker against most developed-market currencies and was mixed against emerging-market currencies. Securitized assets fell but outperformed the return of US Treasuries. Commodity prices were very strong, with Brent crude oil and copper climbing from pandemic lows.

abfunds.com	AB GLOBAL BOND FUND | 3

The Fund’s Senior Investment Management Team (the “Team”) invests in fixed-income securities with no sector restrictions. The Fund holds debt securities from both developed and emerging markets. The Team’s core fixed-income strategy pursues an attractive risk/return profile by managing currency exposure. The Team utilizes a disciplined investment process, which draws on a rigorous quantitative research toolset with fundamental expertise across all regions and markets.

INVESTMENT POLICIES

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Under normal market conditions, the Fund invests significantly in fixed-income securities of non-US companies. In addition, the Fund invests, under normal circumstances, in the fixed-income securities of companies located in at least three countries. The Fund may invest in a broad range of fixed-income securities in both developed and emerging markets. The Fund may invest across all fixed-income sectors, including US and non-US government and corporate debt securities. The Fund’s investments may be denominated in local currency or US dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may use borrowings or other leverage for investment purposes.

The Adviser actively manages the Fund’s assets in relation to market conditions and general economic conditions and adjusts the Fund’s investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund’s assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the US dollar.

Under normal circumstances, the Fund invests at least 75% of its net assets in fixed-income securities rated investment-grade at the time of investment and may invest up to 25% of its net assets in below investment-grade fixed-income securities (commonly known as “junk bonds”).

The Fund may invest in mortgage-related and other asset-backed securities; loan participations and assignments; inflation-indexed securities; structured securities; variable-, floating- and inverse-floating-rate instruments; and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards or swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Global Aggregate Bond Index (USD hedged) is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets, hedged to the US dollar. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

abfunds.com	AB GLOBAL BOND FUND | 5

DISCLOSURES AND RISKS (continued)

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Derivatives Risk: Derivatives may be illiquid, difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk

6 | AB GLOBAL BOND FUND	abfunds.com

DISCLOSURES AND RISKS (continued)

may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. Class B shares are no longer being offered. Effective November 7, 2019, all outstanding Class B shares were converted to Class A shares.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	AB GLOBAL BOND FUND | 7

HISTORICAL PERFORMANCE

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

9/30/2011 TO 9/30/2021

This chart illustrates the total value of an assumed $10,000 investment in AB Global Bond Fund Class A shares (from 9/30/2011 to 9/30/2021) as compared to the performance of its benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

CLASS A SHARES			1.01%

1 Year	0.92%	-3.33%

5 Years	2.48%	1.60%

10 Years	3.28%	2.83%

CLASS C SHARES			0.30%

1 Year	0.27%	-0.71%

5 Years	1.71%	1.71%

10 Years[2]	2.53%	2.53%

ADVISOR CLASS SHARES[3]			1.31%

1 Year	1.17%	1.17%

5 Years	2.74%	2.74%

10 Years	3.56%	3.56%

CLASS R SHARES[3]			0.59%

1 Year	0.59%	0.59%

5 Years	2.04%	2.04%

10 Years	2.89%	2.89%

CLASS K SHARES[3]			0.90%

1 Year	0.90%	0.90%

5 Years	2.36%	2.36%

10 Years	3.23%	3.23%

CLASS I SHARES[3]			1.24%

1 Year	1.29%	1.29%

5 Years	2.77%	2.77%

10 Years	3.59%	3.59%

CLASS Z SHARES[3]			1.33%

1 Year	1.34%	1.34%

5 Years	2.79%	2.79%

Since Inception[4]	3.76%	3.76%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 0.80%, 1.56%, 0.55%, 1.24%, 0.93%, 0.55% and 0.50% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2021.

2	Assumes conversion of Class C shares into Class A shares after eight years.

3

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

4	Inception date: 10/15/2013.

abfunds.com	AB GLOBAL BOND FUND | 9

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

SEPTEMBER 30, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-3.33%

5 Years	1.60%

10 Years	2.83%

CLASS C SHARES

1 Year	-0.71%

5 Years	1.71%

10 Years[1]	2.53%

ADVISOR CLASS SHARES[2]

1 Year	1.17%

5 Years	2.74%

10 Years	3.56%

CLASS R SHARES[2]

1 Year	0.59%

5 Years	2.04%

10 Years	2.89%

CLASS K SHARES[2]

1 Year	0.90%

5 Years	2.36%

10 Years	3.23%

CLASS I SHARES[2]

1 Year	1.29%

5 Years	2.77%

10 Years	3.59%

CLASS Z SHARES[2]

1 Year	1.34%

5 Years	2.79%

Since Inception[3]	3.76%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 10/15/2013.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB GLOBAL BOND FUND | 11

EXPENSE EXAMPLE (continued)

	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,014.60	$3.99	0.79%
Hypothetical**	$1,000	$1,021.11	$4.00	0.79%
Class C
Actual	$1,000	$1,010.70	$7.76	1.54%
Hypothetical**	$1,000	$1,017.35	$7.79	1.54%
Advisor Class
Actual	$1,000	$1,015.90	$2.73	0.54%
Hypothetical**	$1,000	$1,022.36	$2.74	0.54%
Class R
Actual	$1,000	$1,012.30	$6.26	1.24%
Hypothetical**	$1,000	$1,018.85	$6.28	1.24%
Class K
Actual	$1,000	$1,013.90	$4.70	0.93%
Hypothetical**	$1,000	$1,020.41	$4.71	0.93%
Class I
Actual	$1,000	$1,017.00	$2.78	0.55%
Hypothetical**	$1,000	$1,022.31	$2.79	0.55%
Class Z
Actual	$1,000	$1,016.10	$2.53	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

September 30, 2021 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $7,028.1

1

All data are as of September 30, 2021. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.6% or less in the following security types: Agencies, Asset-Backed Securities, Bank Loans, Common Stocks, Covered Bonds, Emerging Markets–Corporate Bonds, Local Governments–Provincial Bonds, Local Governments–Regional Bonds and Warrants.

abfunds.com	AB GLOBAL BOND FUND | 13

PORTFOLIO SUMMARY (continued)

September 30, 2021 (unaudited)

1

All data are as of September 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or other investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Argentina, Austria, Bahrain, Belgium, Brazil, Chile, Colombia, Denmark, Egypt, Finland, India, Indonesia, Ireland, Israel, Ivory Coast, Malaysia, New Zealand, Nigeria, Norway, Oman, Panama, Peru, Poland, Portugal, Senegal, Sweden, Switzerland, Thailand and United Arab Emirates.

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PORTFOLIO OF INVESTMENTS

September 30, 2021

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 44.9%
Australia – 2.9%
Australia Government Bond Series 142 4.25%, 04/21/2026(a)	AUD	32,120	$26,935,193
Series 144 3.75%, 04/21/2037(a)		38,230	34,324,416
Series 145 2.75%, 06/21/2035(a)		74,428	60,146,328
Series 150 3.00%, 03/21/2047(a)		68,110	55,280,927
Series 164 0.50%, 09/21/2026(a)		40,635	28,969,247

			205,656,111

Austria – 0.4%
Republic of Austria Government Bond 0.50%, 02/20/2029(a)	EUR	24,925	30,309,531

Canada – 1.6%
Canadian Government Bond 0.25%, 03/01/2026	CAD	36,330	27,703,071
1.00%, 09/01/2026		108,175	84,940,459

			112,643,530

China – 4.0%
China Government Bond Series 1827 3.25%, 11/22/2028	CNY	135,920	21,507,564
Series INBK 2.68%, 05/21/2030		393,240	59,374,844
3.01%, 05/13/2028		157,460	24,599,508
3.27%, 11/19/2030		371,440	59,104,153
3.39%, 03/16/2050		378,290	57,251,095
3.81%, 09/14/2050		365,210	59,828,735

			281,665,899

Colombia – 0.3%
Colombian TES Series B 5.75%, 11/03/2027	COP	87,692,800	21,639,012

Germany – 2.2%
Bundesrepublik Deutschland Bundesanleihe 0.00%, 08/15/2030(a)	EUR	42,305	50,253,945
Series 2007 4.25%, 07/04/2039(a)		8,455	17,151,085

abfunds.com	AB GLOBAL BOND FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 3 4.75%, 07/04/2034(a)	EUR	24,265	$45,897,424
Series G 0.00%, 08/15/2050(a)		37,295	40,405,767

			153,708,221

Ireland – 0.3%
Ireland Government Bond 1.35%, 03/18/2031(a)		12,884	16,720,209

Italy – 6.3%
Italy Buoni Poliennali Del Tesoro 0.25%, 03/15/2028(a)		103,585	118,793,103
0.50%, 07/15/2028(a)		104,829	121,740,069
0.95%, 09/15/2027(a)		154,880	186,158,884
1.50%, 04/30/2045(a)		14,316	16,153,606

			442,845,662

Japan – 8.4%
Japan Government Ten Year Bond Series 358 0.10%, 03/20/2030	JPY	3,382,400	30,657,350
Series 359 0.10%, 06/20/2030		16,262,600	147,272,341
Series 363 0.10%, 06/20/2031		14,009,750	126,314,135
Japan Government Thirty Year Bond Series 65 0.40%, 12/20/2049		5,587,150	47,096,037
Series 68 0.60%, 09/20/2050		5,688,700	50,367,775
Japan Government Twenty Year Bond Series 150 1.40%, 09/20/2034		6,281,600	65,167,538
Series 159 0.60%, 12/20/2036		4,022,550	37,886,561
Series 169 0.30%, 06/20/2039		1,984,250	17,593,886
Series 171 0.30%, 12/20/2039		2,820,950	24,921,395
Series 177 0.40%, 06/20/2041		4,732,100	42,171,455

			589,448,473

Malaysia – 0.4%
Malaysia Government Bond Series 310 4.498%, 04/15/2030	MYR	101,778	26,186,788

16 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mexico – 1.0%
Mexican Bonos Series M 7.75%, 05/29/2031	MXN	1,402,001	$69,704,427

Peru – 0.0%
Bonos de Tesoreria 6.15%, 08/12/2032	U.S.$	4,886	1,142,141

Spain – 1.2%
Spain Government Bond 1.00%, 07/30/2042(a)	EUR	49,709	56,842,904
1.20%, 10/31/2040(a)		22,755	27,099,726

			83,942,630

Thailand – 0.3%
Thailand Government Bond 2.00%, 12/17/2031	THB	663,490	19,719,211

United Kingdom – 1.6%
United Kingdom Gilt 1.25%, 07/31/2051(a)	GBP	19,435	25,210,358
1.75%, 09/07/2037(a)		61,155	87,722,331

			112,932,689

United States – 14.0%
U.S. Treasury Bonds 1.125%, 05/15/2040-08/15/2040	U.S.$	198,615	171,026,086
1.875%, 02/15/2051		81,072	77,107,077
U.S. Treasury Notes 0.125%, 08/15/2023		105,710	105,445,725
0.25%, 05/31/2025(b)		189,085	185,864,655
0.50%, 02/28/2026		29,655	29,145,305
1.625%, 10/31/2026		188,240	193,975,447
2.125%, 05/31/2026		152,910	161,224,481
2.625%, 12/31/2023		57,340	60,251,794

			984,040,570

Total Governments - Treasuries (cost $3,222,091,450)			3,152,305,104

CORPORATES - INVESTMENT GRADE – 23.1%
Financial Institutions – 11.5%
Banking – 7.8%
ABN AMRO Bank NV 1.542%, 06/16/2027(a)		17,500	17,367,691
4.75%, 07/28/2025(a)		220	244,022

abfunds.com	AB GLOBAL BOND FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AIB Group PLC 4.263%, 04/10/2025(a)	U.S.$	273	$292,527
Ally Financial, Inc. 3.875%, 05/21/2024		219	235,538
American Express Co. Series B 3.553% (LIBOR 3 Month + 3.43%), 11/15/2021(c)(d)		562	562,875
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		8,762	9,800,349
4.50%, 03/19/2024(a)		554	600,982
Banco BBVA Peru SA 5.00%, 08/26/2022(a)		4,224	4,365,200
Banco Bilbao Vizcaya Argentaria SA 0.875%, 09/18/2023		400	402,296
1.125%, 09/18/2025		600	593,361
Banco Santander SA 1.125%, 06/23/2027(a)	EUR	14,000	16,883,226
5.179%, 11/19/2025	U.S.$	600	681,762
Bank of America Corp. 0.583%, 08/24/2028(a)	EUR	14,570	17,044,457
0.976%, 04/22/2025	U.S.$	35	35,180
1.734%, 07/22/2027		46	46,238
1.776%, 05/04/2027(a)	EUR	6,912	8,578,704
1.898%, 07/23/2031	U.S.$	270	259,868
1.922%, 10/24/2031		673	648,309
3.824%, 01/20/2028		450	496,911
4.00%, 01/22/2025		448	487,251
4.20%, 08/26/2024		300	328,128
7.75%, 05/14/2038		201	314,912
Series B 8.05%, 06/15/2027		930	1,191,801
Series N 1.658%, 03/11/2027		748	751,801
2.651%, 03/11/2032		713	726,219
Bank of New Zealand 3.50%, 02/20/2024(a)		505	538,228
Bankinter SA 1.25%, 12/23/2032(a)	EUR	5,900	6,841,773
BNP Paribas SA 1.675%, 06/30/2027(a)	U.S.$	541	538,560
2.219%, 06/09/2026(a)		475	487,122
2.819%, 11/19/2025(a)		201	210,499
2.871%, 04/19/2032(a)		15,408	15,727,273
4.375%, 05/12/2026(a)		348	383,957
4.625%, 03/13/2027(a)		344	386,014
6.75%, 03/14/2022(a)(c)		12,880	13,141,333

18 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BPCE SA 4.50%, 03/15/2025(a)	U.S.$	8,251	$9,050,647
5.15%, 07/21/2024(a)		260	287,434
5.70%, 10/22/2023(a)		435	476,936
CaixaBank SA 0.375%, 11/18/2026(a)	EUR	14,600	16,968,372
Capital One Financial Corp. 3.75%, 07/28/2026	U.S.$	236	259,063
Citigroup, Inc. 0.981%, 05/01/2025		662	664,528
1.50%, 07/24/2026(a)	EUR	21,745	26,480,696
1.678%, 05/15/2024	U.S.$	681	694,344
3.52%, 10/27/2028		175	190,359
5.95%, 01/30/2023(c)		1,384	1,443,976
Series P 5.95%, 05/15/2025(c)		2,793	3,040,996
Series W 4.00%, 12/10/2025(c)		232	239,641
Cooperatieve Rabobank UA 3.25%, 12/29/2026(a)(c)	EUR	5,600	6,697,261
4.375%, 06/29/2027(a)(c)		6,000	7,715,466
4.375%, 08/04/2025	U.S.$	570	631,380
Credit Suisse Group AG 4.194%, 04/01/2031(a)		15,957	17,839,072
Danske Bank A/S 0.75%, 06/09/2029(a)	EUR	14,505	16,797,613
3.244%, 12/20/2025(a)	U.S.$	8,893	9,440,324
5.375%, 01/12/2024(a)		272	298,454
Deutsche Bank AG/New York NY 2.222%, 09/18/2024		655	671,138
DNB Bank ASA 6.50%, 03/26/2022(a)(c)		15,753	16,107,148
Fifth Third Bancorp Series L 4.50%, 09/30/2025(c)		3,549	3,861,974
Goldman Sachs Group, Inc. (The) 0.657%, 09/10/2024		670	670,229
0.855%, 02/12/2026		671	664,888
1.25%, 05/01/2025(a)	EUR	8,945	10,694,684
2.383%, 07/21/2032	U.S.$	10,491	10,392,329
3.375%, 03/27/2025(a)	EUR	5,770	7,453,069
3.75%, 05/22/2025	U.S.$	140	151,705
3.85%, 07/08/2024		590	635,157
6.75%, 10/01/2037		233	333,547
HSBC Holdings PLC 2.013%, 09/22/2028		2,122	2,118,910
4.25%, 03/14/2024		306	328,744
6.375%, 03/30/2025(c)		12,985	14,186,112

abfunds.com	AB GLOBAL BOND FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ING Groep NV 6.50%, 04/16/2025(c)	U.S.$	226	$248,937
6.875%, 04/16/2022(a)(c)		13,457	13,820,297
Intesa Sanpaolo SpA 3.375%, 01/12/2023(a)		820	848,376
Series XR 3.25%, 09/23/2024(a)		375	396,568
4.00%, 09/23/2029(a)		200	218,254
JPMorgan Chase & Co. 0.768%, 08/09/2025		563	560,672
0.969%, 06/23/2025		58	58,057
1.09%, 03/11/2027(a)	EUR	22,130	26,644,730
1.514%, 06/01/2024	U.S.$	505	513,457
1.578%, 04/22/2027		294	294,545
2.522%, 04/22/2031		206	210,009
2.58%, 04/22/2032		56	56,870
3.22%, 03/01/2025		270	285,259
3.375%, 05/01/2023		300	313,731
3.509%, 01/23/2029		115	125,175
3.96%, 01/29/2027		383	422,803
3.964%, 11/15/2048		117	136,084
4.452%, 12/05/2029		535	615,467
4.493%, 03/24/2031		222	259,134
6.40%, 05/15/2038		128	186,540
Series I 3.599% (LIBOR 3 Month + 3.47%), 01/30/2022(c)(d)		3,046	3,055,726
Series V 3.451% (LIBOR 3 Month + 3.32%), 01/01/2022(c)(d)		1,487	1,490,799
Series Z 3.926% (LIBOR 3 Month + 3.80%), 11/01/2021(c)(d)		2,490	2,495,698
Lloyds Banking Group PLC 4.45%, 05/08/2025		281	311,746
4.582%, 12/10/2025		285	318,186
7.50%, 06/27/2024(c)		15,460	17,333,786
Mitsubishi UFJ Financial Group, Inc. 0.978%, 06/09/2024(a)	EUR	8,548	10,205,335
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 03/27/2024(a)	U.S.$	687	742,807
Mizuho Financial Group, Inc. 1.241%, 07/10/2024		330	333,572
1.554%, 07/09/2027		20,805	20,731,619
Morgan Stanley 0.406%, 10/29/2027	EUR	14,525	16,925,190
0.529%, 01/25/2024	U.S.$	476	476,272

20 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

0.791%, 01/22/2025	U.S.$	698	$698,455
2.188%, 04/28/2026		178	183,793
3.125%, 07/27/2026		115	123,771
3.737%, 04/24/2024		270	283,339
7.25%, 04/01/2032		314	455,791
Series G 4.35%, 09/08/2026		700	789,350
4.431%, 01/23/2030		275	317,296
Series H 3.736% (LIBOR 3 Month + 3.61%), 01/15/2022(c)(d)		705	709,907
National Bank of Canada 2.10%, 02/01/2023		424	433,466
Nationwide Building Society 4.00%, 09/14/2026(a)		250	274,490
Natwest Group PLC 0.78%, 02/26/2030(a)	EUR	17,390	20,126,348
Series U 2.452% (LIBOR 3 Month + 2.32%), 09/30/2027(c)(d)	U.S.$	20,500	20,394,302
Nordea Bank Abp 6.125%, 09/23/2024(a)(c)		2,748	3,006,183
PNC Financial Services Group, Inc. (The) Series O 3.804% (LIBOR 3 Month + 3.68%), 11/01/2021(c)(d)		1,214	1,214,963
Raiffeisen Bank International AG 1.375%, 06/17/2033(a)	EUR	3,400	3,945,843
Regions Financial Corp. 2.25%, 05/18/2025	U.S.$	274	284,702
Santander Holdings USA, Inc. 4.40%, 07/13/2027		275	308,868
Skandinaviska Enskilda Banken AB 5.625%, 05/13/2022(a)(c)		800	818,176
Societe Generale SA 4.25%, 04/14/2025-08/19/2026(a)		2,875	3,107,890
4.75%, 11/24/2025(a)		2,797	3,093,617
5.00%, 01/17/2024(a)		200	216,182
Standard Chartered PLC 1.456%, 01/14/2027(a)		1,488	1,463,795
1.639% (LIBOR 3 Month + 1.51%), 01/30/2027(a)(c)(d)		12,300	11,933,162
2.819%, 01/30/2026(a)		480	499,218
4.30%, 02/19/2027(a)		433	471,187
Sumitomo Mitsui Financial Group, Inc. 4.436%, 04/02/2024(a)		790	853,239

abfunds.com	AB GLOBAL BOND FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Swedbank AB 6.00%, 03/17/2022(a)(c)	U.S.$	13,200	$13,446,833
UBS AG 5.125%, 05/15/2024(a)		456	499,082
UBS Group AG 4.125%, 09/24/2025(a)		210	231,725
5.75%, 02/19/2022(a)(c)	EUR	2,965	3,488,457
UniCredit SpA 2.569%, 09/22/2026(a)	U.S.$	16,190	16,436,271
3.127%, 06/03/2032(a)		9,962	10,064,831

			549,490,796

Brokerage – 0.3%
BlackRock, Inc. 2.40%, 04/30/2030		347	358,194
3.25%, 04/30/2029		432	474,764
Charles Schwab Corp. (The) 0.90%, 03/11/2026		674	667,781
Series I 4.00%, 06/01/2026(c)		17,210	17,941,425
CI Financial Corp. 3.20%, 12/17/2030		157	163,258
Nomura Holdings, Inc. 1.851%, 07/16/2025		490	496,243
Raymond James Financial, Inc. 4.95%, 07/15/2046		350	451,184

			20,552,849

Finance – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.15%, 02/15/2024		300	312,788
3.65%, 07/21/2027		822	872,318
4.625%, 10/15/2027		300	334,084
6.50%, 07/15/2025		198	229,783
Air Lease Corp. 2.10%, 09/01/2028		2,747	2,669,960
2.875%, 01/15/2026		1,977	2,062,653
3.25%, 03/01/2025		568	599,442
3.625%, 04/01/2027		827	889,024
4.625%, 10/01/2028		1,502	1,689,772
Aircastle Ltd. 2.85%, 01/26/2028(a)		9,362	9,489,968
4.25%, 06/15/2026		4,586	5,010,220
5.25%, 08/11/2025(a)		6,102	6,808,663
Ares Capital Corp. 2.875%, 06/15/2028		326	330,941

22 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.50%, 02/10/2023	U.S.$	455	$470,529
4.20%, 06/10/2024		692	742,661
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(a)		3,675	3,650,867
3.50%, 11/01/2027(a)		1,342	1,414,237
3.875%, 05/01/2023(a)		605	631,180
4.125%, 08/01/2025(a)		23	24,771
4.375%, 01/30/2024(a)		1,889	2,016,887
4.875%, 10/01/2025(a)		926	1,021,580
5.50%, 12/15/2024(a)		5,268	5,904,024
Avolon Holdings Funding Ltd. 2.528%, 11/18/2027(a)		470	462,246
FS KKR Capital Corp. 3.40%, 01/15/2026		729	761,440
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	2,400	3,409,595
GE Capital Funding LLC 4.40%, 05/15/2030	U.S.$	18,222	21,168,247
Owl Rock Technology Finance Corp. 2.50%, 01/15/2027		288	289,302
Park Aerospace Holdings Ltd. 4.50%, 03/15/2023(a)		200	209,145
5.50%, 02/15/2024(a)		165	180,177
Prospect Capital Corp. 3.364%, 11/15/2026		666	676,316
Synchrony Financial 3.70%, 08/04/2026		210	227,756
3.95%, 12/01/2027		1,839	2,028,689
4.25%, 08/15/2024		74	79,994
4.375%, 03/19/2024		45	48,537
4.50%, 07/23/2025		555	612,665

			77,330,461

Insurance – 1.3%
ACE Capital Trust II 9.70%, 04/01/2030		150	224,869
Aegon NV 5.50%, 04/11/2048		653	765,514
Alleghany Corp. 3.625%, 05/15/2030		4,056	4,450,915
Allstate Corp. (The) Series B 5.75%, 08/15/2053		783	845,492
American International Group, Inc. Series A-9 5.75%, 04/01/2048		602	691,036

abfunds.com	AB GLOBAL BOND FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Aon Corp. 8.205%, 01/01/2027	U.S.$	155	$201,669
Argentum Netherlands BV for Swiss Re Ltd. 5.625%, 08/15/2052(a)		331	381,891
Assicurazioni Generali SpA 5.00%, 06/08/2048(a)	EUR	4,780	6,726,463
Series E 5.50%, 10/27/2047(a)		7,099	10,116,438
Athene Holding Ltd. 3.50%, 01/15/2031	U.S.$	507	544,161
4.125%, 01/12/2028		605	671,938
AXA SA 5.125%, 01/17/2047(a)		704	803,920
Brighthouse Financial, Inc. 3.70%, 06/22/2027		354	387,185
4.70%, 06/22/2047		635	713,479
Centene Corp. 2.45%, 07/15/2028		4,558	4,580,032
4.625%, 12/15/2029		2,967	3,231,684
CNP Assurances 2.50%, 06/30/2051(a)	EUR	2,800	3,482,905
Credit Agricole Assurances SA 4.75%, 09/27/2048(a)		8,900	12,633,087
Enstar Group Ltd. 4.95%, 06/01/2029	U.S.$	247	279,702
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		149	192,069
Liberty Mutual Group, Inc. 3.625%, 05/23/2059(a)	EUR	8,415	10,182,351
MetLife Capital Trust IV 7.875%, 12/15/2037(a)	U.S.$	166	231,217
MetLife, Inc. 6.40%, 12/15/2036		565	723,328
9.25%, 04/08/2038(a)		232	353,674
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		4,415	7,675,267
Nippon Life Insurance Co. 5.00%, 10/18/2042(a)		200	207,250
Prudential Financial, Inc. 5.375%, 05/15/2045		425	469,986
5.625%, 06/15/2043		460	488,909
5.875%, 09/15/2042		4,404	4,572,830
UnitedHealth Group, Inc. 4.625%, 07/15/2035		365	455,092

24 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Voya Financial, Inc. 5.65%, 05/15/2053	U.S.$	12,680	$13,366,145

			90,650,498

Other Finance – 0.0%
Intercontinental Exchange, Inc. 4.00%, 10/15/2023		490	523,854
4.25%, 09/21/2048		390	465,273

			989,127

REITs – 1.0%
American Tower Corp. 3.80%, 08/15/2029		177	195,996
CBRE Services, Inc. 2.50%, 04/01/2031		647	650,768
Digital Euro Finco LLC 2.50%, 01/16/2026(a)	EUR	21,310	26,960,121
Essential Properties LP 2.95%, 07/15/2031	U.S.$	11,916	11,977,393
Host Hotels & Resorts LP 3.875%, 04/01/2024		218	231,204
Kilroy Realty LP 3.45%, 12/15/2024		50	53,403
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025		97	105,669
5.25%, 01/15/2026		291	330,461
Sabra Health Care LP 4.80%, 06/01/2024		312	343,488
SITE Centers Corp. 4.70%, 06/01/2027		280	315,308
Spirit Realty LP 4.00%, 07/15/2029		76	84,198
4.45%, 09/15/2026		2,017	2,251,886
STORE Capital Corp. 4.625%, 03/15/2029		103	117,208
Vornado Realty LP 3.40%, 06/01/2031		12,962	13,416,370
3.50%, 01/15/2025		560	595,860
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/2024(a)		335	356,331
Welltower, Inc. 2.05%, 01/15/2029		678	674,102
3.625%, 03/15/2024		309	329,477
Weyerhaeuser Co. 7.375%, 03/15/2032		301	428,058

abfunds.com	AB GLOBAL BOND FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

WPC Eurobond BV 0.95%, 06/01/2030	EUR	582	$665,032
1.35%, 04/15/2028		10,275	12,320,283

			72,402,616

			811,416,347

Industrial – 10.0%
Basic – 0.8%
Alpek SAB de CV 3.25%, 02/25/2031(a)	U.S.$	2,060	2,079,055
4.25%, 09/18/2029(a)		2,000	2,141,300
Berry Global, Inc. 4.875%, 07/15/2026(a)		206	216,224
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		3,340	3,543,323
Dow Chemical Co. (The) 9.40%, 05/15/2039		279	502,156
DuPont de Nemours, Inc. 4.493%, 11/15/2025		375	421,660
5.419%, 11/15/2048		216	296,261
Georgia-Pacific LLC 3.734%, 07/15/2023(a)		388	407,424
Glencore Funding LLC 1.625%, 04/27/2026(a)		634	630,528
4.125%, 05/30/2023-03/12/2024(a)		444	473,043
4.625%, 04/29/2024(a)		205	223,353
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(a)		3,401	3,652,461
Inversiones CMPC SA 3.85%, 01/13/2030(a)		4,128	4,349,880
LYB International Finance BV 4.00%, 07/15/2023		95	100,783
Nexa Resources SA 6.50%, 01/18/2028(a)		7,304	8,053,612
Suzano Austria GmbH 3.75%, 01/15/2031		16,837	17,313,457
Teck Resources Ltd. 6.25%, 07/15/2041		558	745,309
Yamana Gold, Inc. 2.63%, 08/15/2031(a)		9,981	9,727,178

			54,877,007

Capital Goods – 0.2%
3M Co. 2.00%, 02/14/2025		195	201,457
Boeing Co. (The) 1.433%, 02/04/2024		388	388,559

26 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Carlisle Cos., Inc. 0.55%, 09/01/2023	U.S.$	323	$322,792
CRH America, Inc. 3.875%, 05/18/2025(a)		452	490,976
Flowserve Corp. 2.80%, 01/15/2032		10,438	10,334,708
General Electric Co. 1.875%, 05/28/2027	EUR	371	465,372
Series G 6.875%, 01/10/2039	U.S.$	11	16,360
IDEX Corp. 2.625%, 06/15/2031		667	677,906
Siemens Financieringsmaatschappij NV 2.00%, 09/15/2023(a)		402	413,883
Trane Technologies Luxembourg Finance SA 3.80%, 03/21/2029		643	717,479
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024		297	319,374

			14,348,866

Communications - Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.95%, 06/30/2062		699	675,942
4.80%, 03/01/2050		1,257	1,415,920
5.125%, 07/01/2049		3,540	4,155,878
5.375%, 05/01/2047		2,760	3,306,042
5.75%, 04/01/2048		245	309,889
Comcast Corp. 4.25%, 01/15/2033		350	412,008
Discovery Communications LLC 4.65%, 05/15/2050		2,606	3,025,268
5.20%, 09/20/2047		9,014	11,116,116
5.30%, 05/15/2049		3,856	4,811,427
Fox Corp. 4.709%, 01/25/2029		14,134	16,470,383
Interpublic Group of Cos., Inc. (The) 5.40%, 10/01/2048		70	94,209
Prosus NV 3.68%, 01/21/2030(a)		16,965	17,551,353
Thomson Reuters Corp. 3.35%, 05/15/2026		450	486,203
ViacomCBS, Inc. 4.20%, 05/19/2032		120	137,228

abfunds.com	AB GLOBAL BOND FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Weibo Corp. 3.375%, 07/08/2030	U.S.$	6,599	$6,598,551

			70,566,417

Communications - Telecommunications – 1.0%
AT&T, Inc. 3.50%, 09/15/2053		13,161	13,031,507
Series B 2.875%, 03/02/2025(c)	EUR	8,200	9,609,581
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	6,691	10,232,647
Deutsche Telekom International Finance BV 8.75%, 06/15/2030		325	481,893
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)		15,439	16,492,999
T-Mobile USA, Inc. 2.625%, 04/15/2026		6,523	6,665,406
2.875%, 02/15/2031		3,858	3,892,559
3.375%, 04/15/2029		6,874	7,176,986
Verizon Communications, Inc. 1.75%, 01/20/2031		665	632,639
4.329%, 09/21/2028		277	318,646

			68,534,863

Consumer Cyclical - Automotive – 0.3%
Daimler Finance North America LLC 3.65%, 02/22/2024(a)		223	237,874
General Motors Co. 5.00%, 04/01/2035		316	373,710
General Motors Financial Co., Inc. 1.50%, 06/10/2026		670	666,126
5.10%, 01/17/2024		373	406,954
5.25%, 03/01/2026		290	331,379
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		11,164	11,838,942
Volkswagen International Finance NV 0.875%, 09/22/2028(a)	EUR	8,200	9,785,735

			23,640,720

Consumer Cyclical - Other – 0.6%
Dr. Horton, Inc. 1.40%, 10/15/2027	U.S.$	669	656,420
James Hardie International Finance DAC 3.625%, 10/01/2026(a)	EUR	4,800	5,660,183
Las Vegas Sands Corp. 3.20%, 08/08/2024	U.S.$	726	745,365
3.50%, 08/18/2026		7,305	7,478,095

28 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.90%, 08/08/2029	U.S.$	10,010	$10,205,769
Marriott International, Inc./MD Series AA 4.65%, 12/01/2028		218	247,516
Series X 4.00%, 04/15/2028		228	250,597
MDC Holdings, Inc. 6.00%, 01/15/2043		11,317	14,187,192
NVR, Inc. 3.00%, 05/15/2030		661	690,691
Owens Corning 7.00%, 12/01/2036		50	71,604

			40,193,432

Consumer Cyclical - Retailers – 0.1%
Home Depot, Inc. (The) 2.75%, 09/15/2051		519	506,561
4.50%, 12/06/2048		370	475,304
5.875%, 12/16/2036		211	297,451
5.95%, 04/01/2041		206	296,041
Lowe’s Cos., Inc. 1.30%, 04/15/2028		603	585,476
NIKE, Inc. 2.40%, 03/27/2025		389	408,589
Ross Stores, Inc. 4.70%, 04/15/2027		1,634	1,877,260

			4,446,682

Consumer Non-Cyclical – 1.6%
AbbVie, Inc. 2.125%, 11/17/2028	EUR	11,751	15,197,518
4.45%, 05/14/2046	U.S.$	115	138,305
Altria Group, Inc. 3.125%, 06/15/2031	EUR	14,933	19,828,926
4.00%, 02/04/2061	U.S.$	674	648,467
4.80%, 02/14/2029		281	323,170
AmerisourceBergen Corp. 0.737%, 03/15/2023		665	665,969
4.30%, 12/15/2047		146	169,145
Amgen, Inc. 4.40%, 05/01/2045		225	269,689
4.663%, 06/15/2051		213	268,876
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049		10,723	14,517,779
BAT Capital Corp. 3.215%, 09/06/2026		251	267,577
4.54%, 08/15/2047		70	72,930
4.906%, 04/02/2030		17,555	20,123,540

abfunds.com	AB GLOBAL BOND FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Biogen, Inc. 3.25%, 02/15/2051(a)	U.S.$	85	$83,193
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026		248	266,982
Cargill, Inc. 1.375%, 07/23/2023(a)		530	539,729
Cigna Corp. 4.375%, 10/15/2028		165	190,690
4.80%, 07/15/2046		193	240,334
4.90%, 12/15/2048		133	169,751
CommonSpirit Health 2.76%, 10/01/2024		622	654,348
HCA, Inc. 4.75%, 05/01/2023		349	370,881
5.50%, 06/15/2047		366	472,605
Imperial Brands Finance Netherlands BV 1.75%, 03/18/2033(a)	EUR	14,609	16,867,740
Imperial Brands Finance PLC 3.50%, 02/11/2023(a)	U.S.$	200	206,033
Ingredion, Inc. 2.90%, 06/01/2030		361	377,046
Laboratory Corp. of America Holdings 2.70%, 06/01/2031		673	687,028
3.60%, 02/01/2025		214	230,012
4.70%, 02/01/2045		254	309,292
Leggett & Platt, Inc. 4.40%, 03/15/2029		279	318,663
McKesson Corp. 1.30%, 08/15/2026		685	679,480
Merck & Co., Inc. 4.00%, 03/07/2049		170	203,757
Molson Coors Beverage Co. 5.00%, 05/01/2042		217	263,069
Molson Coors Brewing Co. 4.20%, 07/15/2046		436	482,538
Mondelez International Holdings Netherlands BV 0.25%, 09/09/2029(a)	EUR	10,637	12,086,896
0.75%, 09/24/2024(a)	U.S.$	211	210,451
Nestle Holdings, Inc. 3.35%, 09/24/2023(a)		365	385,308
Philip Morris International, Inc. 4.25%, 11/10/2044		320	366,566
Reynolds American, Inc. 5.70%, 08/15/2035		195	233,160
5.85%, 08/15/2045		352	428,704

30 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sysco Corp. 5.65%, 04/01/2025	U.S.$	470	$540,267
Thermo Fisher Scientific, Inc. 1.75%, 10/15/2028		685	683,371

			111,039,785

Energy – 2.8%
BP Capital Markets PLC 3.625%, 03/22/2029(a)(c)	EUR	13,310	16,699,681
Cenovus Energy, Inc./CA 4.40%, 04/15/2029	U.S.$	12,855	14,403,439
6.75%, 11/15/2039		370	503,789
Devon Energy Corp. 4.75%, 05/15/2042		381	432,953
5.00%, 06/15/2045		220	258,153
5.60%, 07/15/2041		14,916	18,702,198
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		5,179	5,306,799
Enable Midstream Partners LP 4.95%, 05/15/2028		593	667,142
Enbridge Energy Partners LP 7.375%, 10/15/2045		11,526	18,309,379
Energy Transfer LP 5.50%, 06/01/2027		271	318,027
6.05%, 06/01/2041		85	105,424
6.125%, 12/15/2045		205	260,901
6.25%, 04/15/2049		19,503	25,667,188
6.50%, 02/01/2042		384	499,973
Eni SpA Series NC9 3.375%, 07/13/2029(a)(c)	EUR	13,690	16,903,556
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	U.S.$	718	750,575
Halliburton Co. 6.70%, 09/15/2038		303	413,398
7.45%, 09/15/2039		514	748,930
Hess Corp. 4.30%, 04/01/2027		364	403,820
5.60%, 02/15/2041		395	490,997
6.00%, 01/15/2040		290	373,798
HollyFrontier Corp. 5.875%, 04/01/2026		500	573,482
Kinder Morgan Energy Partners LP 6.95%, 01/15/2038		276	391,295
Kinder Morgan, Inc. Series G 7.75%, 01/15/2032		207	296,702

abfunds.com	AB GLOBAL BOND FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Marathon Oil Corp. 6.60%, 10/01/2037	U.S.$	585	$776,248
6.80%, 03/15/2032		277	358,781
Marathon Petroleum Corp. 6.50%, 03/01/2041		2,954	4,067,219
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024(a)		364	380,438
NOV, Inc. 3.60%, 12/01/2029		375	394,632
ONEOK Partners LP 4.90%, 03/15/2025		145	160,929
6.125%, 02/01/2041		196	251,840
ONEOK, Inc. 5.20%, 07/15/2048		795	968,674
6.35%, 01/15/2031		9,379	12,019,933
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		1,286	1,352,530
3.80%, 09/15/2030		3,503	3,734,275
Shell International Finance BV 4.375%, 05/11/2045		210	257,545
Suncor Energy, Inc. 6.50%, 06/15/2038		4,030	5,624,411
6.80%, 05/15/2038		204	291,077
6.85%, 06/01/2039		8,386	12,192,746
TotalEnergies SE Series NC7 1.625%, 10/25/2027(a)(c)	EUR	8,785	10,200,930
TransCanada PipeLines Ltd. 4.10%, 04/15/2030	U.S.$	245	278,029
7.625%, 01/15/2039		11,405	17,663,794
Valero Energy Corp. 6.625%, 06/15/2037		2,833	3,810,606
7.50%, 04/15/2032		555	768,939
Woodside Finance Ltd. 3.70%, 09/15/2026(a)		628	678,193
4.50%, 03/04/2029(a)		422	472,126

			200,185,494

Other Industrial – 0.0%
Massachusetts Institute of Technology 5.60%, 07/01/2111		245	421,876
WW Grainger, Inc. 4.60%, 06/15/2045		91	116,841

			538,717

32 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Services – 0.2%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	U.S.$	9,007	$8,659,543
Amazon.com, Inc. 2.70%, 06/03/2060		200	188,162
3.25%, 05/12/2061		677	718,904
4.25%, 08/22/2057		360	457,314
Mastercard, Inc. 3.65%, 06/01/2049		269	309,327
3.85%, 03/26/2050		315	375,657
Moody’s Corp. 5.25%, 07/15/2044		101	135,552
S&P Global, Inc. 2.30%, 08/15/2060		515	438,847
Visa, Inc. 4.15%, 12/14/2035		360	433,798

			11,717,104

Technology – 1.0%
Activision Blizzard, Inc. 2.50%, 09/15/2050		862	752,842
Adobe, Inc. 3.25%, 02/01/2025		377	404,545
Agilent Technologies, Inc. 2.30%, 03/12/2031		673	675,618
Alphabet, Inc. 1.10%, 08/15/2030		501	473,382
2.25%, 08/15/2060		199	173,767
Apple, Inc. 2.40%, 08/20/2050		585	537,403
2.80%, 02/08/2061		418	401,952
2.85%, 08/05/2061		257	248,478
3.20%, 05/13/2025		415	447,890
3.45%, 02/09/2045		245	270,717
3.75%, 09/12/2047		220	253,139
4.375%, 05/13/2045		145	182,735
4.65%, 02/23/2046		125	162,658
Applied Materials, Inc. 2.75%, 06/01/2050		630	615,430
Baidu, Inc. 1.625%, 02/23/2027		2,296	2,271,962
3.075%, 04/07/2025		12,680	13,304,046
Broadcom, Inc. 3.137%, 11/15/2035		2,983	2,959,255
3.187%, 11/15/2035		2,977	2,951,934
4.11%, 09/15/2028		9,627	10,723,115

abfunds.com	AB GLOBAL BOND FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cisco Systems, Inc./Delaware 5.50%, 01/15/2040	U.S.$	90	$125,814
5.90%, 02/15/2039		75	108,410
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		1,051	1,074,462
8.35%, 07/15/2046		301	491,527
Electronic Arts, Inc. 1.85%, 02/15/2031		668	645,944
Fidelity National Information Services, Inc. 0.625%, 12/03/2025	EUR	903	1,068,494
1.00%, 12/03/2028		791	943,560
Hewlett Packard Enterprise Co. 2.25%, 04/01/2023	U.S.$	565	578,873
6.35%, 10/15/2045		624	840,492
HP, Inc. 2.20%, 06/17/2025		363	374,751
6.00%, 09/15/2041		615	794,639
Intel Corp. 4.60%, 03/25/2040		240	301,029
4.80%, 10/01/2041		400	514,302
Lam Research Corp. 4.875%, 03/15/2049		277	373,298
Micron Technology, Inc. 4.64%, 02/06/2024		130	141,007
Microsoft Corp. 2.525%, 06/01/2050		471	454,827
2.675%, 06/01/2060		150	145,743
2.921%, 03/17/2052		783	814,584
3.041%, 03/17/2062		200	210,510
3.45%, 08/08/2036		246	281,928
Oracle Corp. 3.85%, 07/15/2036		181	196,177
3.90%, 05/15/2035		190	208,820
3.95%, 03/25/2051		12,052	12,767,880
4.00%, 07/15/2046		189	200,289
4.10%, 03/25/2061		650	695,448
5.375%, 07/15/2040		150	188,817
6.50%, 04/15/2038		211	293,496
Texas Instruments, Inc. 1.125%, 09/15/2026		688	687,521
1.75%, 05/04/2030		620	613,309
VeriSign, Inc. 2.70%, 06/15/2031		5,824	5,923,258
Xilinx, Inc. 2.375%, 06/01/2030		678	691,618

			70,561,695

34 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.2%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)	U.S.$	8,690	$10,150,122
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		356	396,050
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		459	499,436
Southwest Airlines Co. 5.25%, 05/04/2025		640	724,321
Southwest Airlines Co. Pass-Through Trust Series 44378 6.15%, 08/01/2022		1,212	1,243,335
United Airlines Pass Through Trust Series 20-1 5.875%, 10/15/2027		818	912,257

			13,925,521

Transportation - Railroads – 0.0%
Canadian Pacific Railway Co. 6.125%, 09/15/2115		235	355,350
Union Pacific Corp. 3.55%, 05/20/2061		463	500,883

			856,233

Transportation - Services – 0.2%
Element Fleet Management Corp. 1.60%, 04/06/2024(a)		656	665,550
ENA Master Trust 4.00%, 05/19/2048(a)		1,226	1,255,421
FedEx Corp. 0.45%, 05/04/2029	EUR	11,436	13,167,492
Sydney Airport Finance Co. Pty Ltd. 3.625%, 04/28/2026(a)	U.S.$	445	478,144
3.90%, 03/22/2023(a)		201	209,884

			15,776,491

			701,209,027

Utility – 1.6%
Electric – 1.5%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)		7,886	8,370,496
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		2,235	2,304,285
Consorcio Transmantaro SA 4.70%, 04/16/2034(a)		7,291	8,085,719
E.ON International Finance BV 1.25%, 10/19/2027(a)	EUR	9,115	11,198,919

abfunds.com	AB GLOBAL BOND FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EDP Finance BV 0.375%, 09/16/2026(a)	EUR	14,510	$16,996,421
Electricite de France SA 2.875%, 12/15/2026(a)(c)		8,400	10,055,293
Enel Finance International NV 0.50%, 06/17/2030(a)		17,505	20,177,884
2.65%, 09/10/2024(a)	U.S.$	331	347,020
3.625%, 05/25/2027(a)		225	248,779
Entergy Louisiana LLC 0.95%, 10/01/2024		140	140,060
Exelon Generation Co. LLC 5.60%, 06/15/2042		344	416,054
6.25%, 10/01/2039		717	915,571
Iberdrola International BV Series NC6 1.45%, 11/09/2026(a)(c)	EUR	11,700	13,678,740
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	U.S.$	3,879	3,889,845
Orsted AS 1.75%, 12/09/3019(a)(c)	EUR	3,005	3,586,584
Pacific Gas and Electric Co. 3.15%, 01/01/2026	U.S.$	205	211,867
4.95%, 07/01/2050		317	336,504
Southern Power Co. Series F 4.95%, 12/15/2046		345	416,468
SSE PLC 1.375%, 09/04/2027(a)	EUR	2,745	3,362,536

			104,739,045

Natural Gas – 0.1%
National Fuel Gas Co. 5.50%, 01/15/2026	U.S.$	620	714,549
Talent Yield Investments Ltd. 4.50%, 04/25/2022(a)		6,500	6,623,094

			7,337,643

			112,076,688

Total Corporates - Investment Grade (cost $1,596,369,437)			1,624,702,062

CORPORATES - NON-INVESTMENT GRADE – 6.7%
Industrial – 5.2%
Basic – 0.6%
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		4,986	4,849,176
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	5,781	6,756,716

36 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	6,343	$6,325,828
Olympus Water US Holding Corp. 3.875%, 10/01/2028	EUR	2,060	2,389,806
SPCM SA 2.00%, 02/01/2026		6,377	7,497,600
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(a)(e)		9,526	10,777,255

			38,596,381

Capital Goods – 0.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 2.00%, 09/01/2028(a)		11,480	13,397,592
Colfax Corp. 3.25%, 05/15/2025(a)		9,188	10,734,683
Silgan Holdings, Inc. 2.25%, 06/01/2028		3,680	4,293,967
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)		11,795	14,266,508
TransDigm, Inc. 6.25%, 03/15/2026(a)	U.S.$	8,414	8,798,774

			51,491,524

Communications - Media – 0.4%
Cable One, Inc. 4.00%, 11/15/2030(a)		4,965	4,944,165
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(a)		8,873	9,061,731
Netflix, Inc. 3.625%, 05/15/2027	EUR	6,300	8,428,734
4.625%, 05/15/2029		5,971	8,680,217

			31,114,847

Communications - Telecommunications – 0.3%
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)	U.S.$	8,853	8,581,779
Telecom Italia SpA/Milano 1.625%, 01/18/2029(a)	EUR	12,035	13,654,782

			22,236,561

Consumer Cyclical - Automotive – 0.2%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)		1,819	2,177,575
Ford Motor Co. 8.50%, 04/21/2023	U.S.$	9,007	9,900,551

abfunds.com	AB GLOBAL BOND FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ZF Finance GmbH 2.00%, 05/06/2027(a)	EUR	3,200	$3,730,213

			15,808,339

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 11.50%, 04/01/2023(a)	U.S.$	3,613	4,033,700
Carnival PLC 1.00%, 10/28/2029	EUR	9,042	8,144,608

			12,178,308

Consumer Cyclical - Other – 0.1%
Travel & Leisure Co. 4.25%, 03/01/2022	U.S.$	3,300	3,313,786

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		9,914	9,817,371

Consumer Cyclical - Retailers – 0.1%
Levi Strauss & Co. 3.50%, 03/01/2031(a)		4,659	4,706,451

Consumer Non-Cyclical – 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		5,107	5,224,408
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	12,097	14,328,406
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)		970	1,137,429
Grifols SA 1.625%, 02/15/2025(a)		16,005	18,559,590
IQVIA, Inc. 1.75%, 03/15/2026(a)		14,460	16,981,825
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029	U.S.$	10,402	10,402,000
Newell Brands, Inc. 4.70%, 04/01/2026		6,581	7,253,289
4.875%, 06/01/2025		1,620	1,788,315
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		22,168	22,615,986
Paysafe Finance PLC/Paysafe Holdings US Corp. 3.00%, 06/15/2029	EUR	11,490	12,827,529

38 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Tenet Healthcare Corp. 4.625%, 07/15/2024	U.S.$	3,461	$3,517,620

			114,636,397

Energy – 0.2%
Occidental Petroleum Corp. 6.95%, 07/01/2024		90	101,464
UGI International LLC 3.25%, 11/01/2025(a)	EUR	3,879	4,560,540
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)	U.S.$	7,612	7,844,360

			12,506,364

Other Industrial – 0.0%
ProGroup AG 3.00%, 03/31/2026(a)	EUR	649	761,049

Services – 0.4%
Intertrust Group BV 3.375%, 11/15/2025(a)		11,420	13,459,035
Square, Inc. 2.75%, 06/01/2026(a)	U.S.$	13,650	13,853,289

			27,312,324

Transportation - Services – 0.3%
Chicago Parking Meters LLC 4.93%, 12/30/2025(f)		16,500	18,080,404

			362,560,106

Financial Institutions – 1.5%
Banking – 1.0%
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(c)		12,400	13,518,747
Banco Santander SA 6.75%, 04/25/2022(a)(c)	EUR	14,100	16,787,968
Credit Suisse Group AG 6.25%, 12/18/2024(a)(c)	U.S.$	11,289	12,178,073
Discover Financial Services Series D 6.125%, 06/23/2025(c)		9,774	10,995,927
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		6,713	7,254,706
Societe Generale SA 7.875%, 12/18/2023(a)(c)		11,811	13,051,155

			73,786,576

Finance – 0.2%
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	3,009	3,514,464

abfunds.com	AB GLOBAL BOND FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SLM Corp. 4.20%, 10/29/2025	U.S.$	7,939	$8,508,599

			12,023,063

Insurance – 0.0%
Athene Global Funding 2.646%, 10/04/2031(a)		139	138,981

Other Finance – 0.1%
Nordic Aviation Capital 5.04%, 02/27/2024(f)(g)		10,632	7,973,756

REITs – 0.2%
ADLER Group SA 3.25%, 08/05/2025(a)	EUR	11,000	11,218,812
Service Properties Trust 4.75%, 10/01/2026	U.S.$	185	183,842

			11,402,654

			105,325,030

Total Corporates - Non-Investment Grade (cost $466,978,290)			467,885,136

MORTGAGE PASS-THROUGHS – 4.3%
Agency Fixed Rate 30-Year – 4.3%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		18,232	19,694,815
Series 2020 2.50%, 07/01/2050		16,336	17,029,921
3.50%, 01/01/2050		13,109	14,247,050
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049		9,335	10,287,226
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035		9	10,339
Series 2007 5.50%, 09/01/2036-08/01/2037		13	14,404
Series 2008 5.50%, 03/01/2037-05/01/2038		1,215	1,409,050
Series 2012 3.50%, 02/01/2042-01/01/2043		28,200	30,767,611
Series 2013 3.50%, 04/01/2043		13,590	14,825,046
Series 2017 3.50%, 06/01/2047-01/01/2048		261	277,043

40 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2018 3.50%, 01/01/2048-05/01/2048	U.S.$	15,857	$17,106,185
4.50%, 09/01/2048-12/01/2048		24,802	27,257,084
Series 2020 2.50%, 07/01/2050		35,333	36,980,668
3.50%, 01/01/2050		21,563	23,299,960
Uniform Mortgage-Backed Security Series 2021 2.50%, 10/01/2051, TBA		84,005	86,571,490

Total Mortgage Pass-Throughs (cost $294,354,322)			299,777,892

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.2%
Risk Share Floating Rate – 4.1%
Bellemeade Re Ltd. Series 2018-1A, Class M2 2.986% (LIBOR 1 Month + 2.90%), 04/25/2028(a)(d)		1,100	1,109,013
Series 2019-1A, Class M1B 1.836% (LIBOR 1 Month + 1.75%), 03/25/2029(a)(d)		12,871	12,870,974
Series 2019-2A, Class M1C 2.086% (LIBOR 1 Month + 2.00%), 04/25/2029(a)(d)		8,716	8,765,081
Series 2019-2A, Class M2 3.186% (LIBOR 1 Month + 3.10%), 04/25/2029(a)(d)		5,800	5,865,540
Series 2019-3A, Class M1B 1.686% (LIBOR 1 Month + 1.60%), 07/25/2029(a)(d)		8,919	8,944,587
Series 2019-3A, Class M1C
2.036% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(d)		10,500	10,499,998
Series 2019-4A, Class M1C 2.586% (LIBOR 1 Month + 2.50%), 10/25/2029(a)(d)		5,676	5,720,183
Series 2020-3A, Class M1C 3.786% (LIBOR 1 Month + 3.70%), 10/25/2030(a)(d)		4,776	5,015,618
Series 2020-4A, Class M2A 2.686% (LIBOR 1 Month + 2.60%), 06/25/2030(a)(d)		1,638	1,641,965
Series 2021-3A, Class A2 1.05% (SOFR + 1.00%), 09/25/2031(a)(d)		7,225	7,256,310

abfunds.com	AB GLOBAL BOND FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 2.386% (LIBOR 1 Month + 2.30%), 08/25/2031(a)(d)	U.S.$	1,502	$1,511,800
Series 2019-R03, Class 1M2 2.236% (LIBOR 1 Month + 2.15%), 09/25/2031(a)(d)		1,015	1,021,244
Series 2019-R05, Class 1M2 2.086% (LIBOR 1 Month + 2.00%), 07/25/2039(a)(d)		814	816,450
Series 2019-R06, Class 2M2 2.186% (LIBOR 1 Month + 2.10%), 09/25/2039(a)(d)		2,103	2,109,667
Series 2019-R07, Class 1M2 2.186% (LIBOR 1 Month + 2.10%), 10/25/2039(a)(d)		2,833	2,847,125
Series 2020-R01, Class 1M2 2.136% (LIBOR 1 Month + 2.05%), 01/25/2040(a)(d)		4,887	4,912,642
Eagle RE Ltd. Series 2018-1, Class M1 1.786% (LIBOR 1 Month + 1.70%), 11/25/2028(a)(d)		4,843	4,847,597
Federal Home Loan Mortgage Corp. Series 2019-DNA4, Class M2 2.036% (LIBOR 1 Month + 1.95%), 10/25/2049(a)(d)		2,465	2,474,720
Series 2019-HQA1, Class M2 2.436% (LIBOR 1 Month + 2.35%), 02/25/2049(a)(d)		3,856	3,898,680
Series 2020-DNA1, Class M2 1.786% (LIBOR 1 Month + 1.70%), 01/25/2050(a)(d)		1,062	1,066,234
Series 2020-HQA2, Class M2 3.186% (LIBOR 1 Month + 3.10%), 03/25/2050(a)(d)		3,573	3,627,624
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.336% (LIBOR 1 Month + 4.25%), 11/25/2023(d)		5,149	5,299,629
Series 2014-DN3, Class M3 4.086% (LIBOR 1 Month + 4.00%), 08/25/2024(d)		4,699	4,814,513

42 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2014-HQ2, Class M3 3.836% (LIBOR 1 Month + 3.75%), 09/25/2024(d)	U.S.$	962	$994,839
Series 2014-HQ3, Class M3 4.836% (LIBOR 1 Month + 4.75%), 10/25/2024(d)		422	425,333
Series 2015-DNA1, Class M3 3.386% (LIBOR 1 Month + 3.30%), 10/25/2027(d)		7,703	7,847,378
Series 2015-DNA3, Class M3 4.786% (LIBOR 1 Month + 4.70%), 04/25/2028(d)		1,563	1,616,599
Series 2015-HQA1, Class M3 4.786% (LIBOR 1 Month + 4.70%), 03/25/2028(d)		1,360	1,393,669
Series 2015-HQA2, Class M3 4.886% (LIBOR 1 Month + 4.80%), 05/25/2028(d)		6,199	6,386,055
Series 2016-HQA1, Class M3 6.436% (LIBOR 1 Month + 6.35%), 09/25/2028(d)		326	343,047
Series 2017-DNA2, Class M2 3.536% (LIBOR 1 Month + 3.45%), 10/25/2029(d)		7,204	7,467,232
Series 2017-DNA3, Class M2 2.586% (LIBOR 1 Month + 2.50%), 03/25/2030(d)		7,378	7,566,668
Series 2017-HQA2, Class M2B 2.736% (LIBOR 1 Month + 2.65%), 12/25/2029(d)		6,516	6,660,290
Series 2019-DNA3, Class M2 2.136% (LIBOR 1 Month + 2.05%), 07/25/2049(a)(d)		1,195	1,208,810
Series 2021-DNA5, Class M2 1.70% (SOFR + 1.65%), 01/25/2034(a)(d)		4,052	4,079,748
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M2 5.336% (LIBOR 1 Month + 5.25%), 10/25/2023(d)		152	158,425
Series 2014-C01, Class M2 4.486% (LIBOR 1 Month + 4.40%), 01/25/2024(d)		589	609,486
Series 2014-C04, Class 1M2 4.986% (LIBOR 1 Month + 4.90%), 11/25/2024(d)		2,072	2,149,687

abfunds.com	AB GLOBAL BOND FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2014-C04, Class 2M2
5.086% (LIBOR 1 Month + 5.00%), 11/25/2024(d)	U.S.$	2,477	$2,526,698
Series 2015-C01, Class 1M2 4.386% (LIBOR 1 Month + 4.30%), 02/25/2025(d)		3,315	3,383,364
Series 2015-C02, Class 1M2 4.086% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		2,601	2,647,491
Series 2015-C02, Class 2M2 4.086% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		998	1,002,135
Series 2015-C03, Class 1M2 5.086% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		594	610,731
Series 2015-C03, Class 2M2 5.086% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		1,328	1,340,732
Series 2015-C04, Class 1M2 5.786% (LIBOR 1 Month + 5.70%), 04/25/2028(d)		1,450	1,530,581
Series 2015-C04, Class 2M2 5.636% (LIBOR 1 Month + 5.55%), 04/25/2028(d)		7,309	7,656,979
Series 2016-C01, Class 2M2 7.036% (LIBOR 1 Month + 6.95%), 08/25/2028(d)		1,272	1,349,081
Series 2016-C02, Class 1M2 6.086% (LIBOR 1 Month + 6.00%), 09/25/2028(d)		4,716	4,931,286
Series 2016-C05, Class 2M2 4.536% (LIBOR 1 Month + 4.45%), 01/25/2029(d)		9,554	9,908,322
Series 2017-C02, Class 2M2 3.736% (LIBOR 1 Month + 3.65%), 09/25/2029(d)		10,950	11,324,881
Series 2017-C02, Class 2M2C 3.736% (LIBOR 1 Month + 3.65%), 09/25/2029(d)		7,419	7,708,144
Series 2017-C03, Class 1M2 3.086% (LIBOR 1 Month + 3.00%), 10/25/2029(d)		3,609	3,708,629
Series 2017-C06, Class 2M2 2.886% (LIBOR 1 Month + 2.80%), 02/25/2030(d)		1,316	1,345,986
Series 2018-C01, Class 1B1 3.636% (LIBOR 1 Month + 3.55%), 07/25/2030(d)		1,487	1,537,791

44 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Home Re Ltd. Series 2020-1, Class M1B 3.336% (LIBOR 1 Month + 3.25%), 10/25/2030(a)(d)	U.S.$	5,943	$5,987,930
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-CH1, Class M2 5.586% (LIBOR 1 Month + 5.50%), 10/25/2025(d)(h)		2,248	2,132,729
Mortgage Insurance-Linked Notes Series 2021-3, Class M1A 1.95% (SOFR + 1.90%), 02/25/2034(a)(d)		10,230	10,264,105
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.087% (LIBOR 1 Month + 2.00%), 03/27/2024(a)(d)		3,760	3,760,741
Series 2019-2R, Class A 2.837% (LIBOR 1 Month + 2.75%), 05/27/2023(a)(d)		7,546	7,470,267
Series 2019-3R, Class A 2.787% (LIBOR 1 Month + 2.70%), 10/27/2022(a)(d)		634	637,836
Radnor Re Ltd. Series 2019-1, Class M1B 2.036% (LIBOR 1 Month + 1.95%), 02/25/2029(a)(d)		4,623	4,641,316
Series 2019-2, Class M1B 1.836% (LIBOR 1 Month + 1.75%), 06/25/2029(a)(d)		15,427	15,457,795
Series 2020-2, Class M1C 4.686% (LIBOR 1 Month + 4.60%), 10/25/2030(a)(d)		3,500	3,525,335
STACR Trust Series 2018-DNA3, Class M2 2.186% (LIBOR 1 Month + 2.10%), 09/25/2048(a)(d)		12,075	12,256,298
Triangle Re Ltd. Series 2021-1, Class M1A 1.786% (LIBOR 1 Month + 1.70%), 08/25/2033(a)(d)		348	348,386
Series 2021-1, Class M1B 3.086% (LIBOR 1 Month + 3.00%), 08/25/2033(a)(d)		7,238	7,286,204

			292,126,233

abfunds.com	AB GLOBAL BOND FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036	U.S.$	1,497	$1,141,625
Series 2006-26CB, Class A6 6.25%, 09/25/2036		117	80,294
Series 2006-26CB, Class A8 6.25%, 09/25/2036		439	299,947
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		780	701,394
Series 2007-15CB, Class A19 5.75%, 07/25/2037		302	242,095
CHL Mortgage Pass-Through Trust
Series 2007-3, Class A30 5.75%, 04/25/2037		921	643,226
Series 2007-HY4, Class 1A1 2.922%, 09/25/2047		291	281,236
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.156%, 03/25/2037		172	173,302
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		549	330,557
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		674	662,148
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.769%, 12/28/2037		1,110	1,111,448

			5,667,272

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.336% (LIBOR 1 Month + 0.25%), 04/25/2037(d)		619	168,487

Total Collateralized Mortgage Obligations (cost $290,620,557)			297,961,992

QUASI-SOVEREIGNS – 4.1%
Quasi-Sovereign Bonds – 4.1%
China – 3.5%
China Development Bank Series 1805 4.88%, 02/09/2028	CNY	542,790	91,787,086

46 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 1903 3.30%, 02/01/2024	CNY	60,000	$9,385,683
Series 1904 3.68%, 02/26/2026		598,250	94,763,257
Series 2004 3.43%, 01/14/2027		196,740	30,873,604
Series 2009 3.39%, 07/10/2027		131,150	20,545,940

			247,355,570

Mexico – 0.4%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)	U.S.$	17,460	17,130,442
5.00%, 09/29/2036(a)		3,634	3,815,700
Petroleos Mexicanos 6.84%, 01/23/2030		2,734	2,810,279
7.69%, 01/23/2050		5,652	5,323,619

			29,080,040

United Arab Emirates – 0.2%
DP World Crescent Ltd.
3.875%, 07/18/2029(a)		2,170	2,336,548
4.848%, 09/26/2028(a)		7,850	8,939,187

			11,275,735

Total Quasi-Sovereigns (cost $264,219,297)			287,711,345

COLLATERALIZED LOAN OBLIGATIONS – 2.6%
CLO - Floating Rate – 2.6%
AGL CLO 12 Ltd. Series 2021-12A, Class B 1.73% (LIBOR 3 Month + 1.60%), 07/20/2034(a)(d)		3,892	3,894,199
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class B 1.79% (LIBOR 3 Month + 1.65%), 07/20/2034(a)(d)		1,600	1,601,104
Ballyrock CLO 16 Ltd. Series 2021-16A, Class A2 1.785% (LIBOR 3 Month + 1.65%), 07/20/2034(a)(d)		3,892	3,895,659
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 1.875% (LIBOR 3 Month + 1.75%), 04/26/2031(a)(d)		4,580	4,564,249

abfunds.com	AB GLOBAL BOND FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Elmwood CLO IX Ltd. Series 2021-2A, Class B 1.689% (LIBOR 3 Month + 1.55%), 07/20/2034(a)(d)	U.S.$	4,052	$4,053,708
Flatiron CLO 21 Ltd. Series 2021-1A, Class B 1.751% (LIBOR 3 Month + 1.60%), 07/19/2034(a)(d)		4,424	4,417,015
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 1.755% (LIBOR 3 Month + 1.63%), 04/26/2031(a)(d)		4,035	4,035,129
Marble Point CLO XI Ltd. Series 2017-2A, Class A 1.314% (LIBOR 3 Month + 1.18%), 12/18/2030(a)(d)		17,519	17,508,343
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class B 1.712% (LIBOR 3 Month + 1.60%), 07/17/2035(a)(d)		7,829	7,834,963
New Mountain CLO 3 Ltd. Series CLO-3A, Class B1 1.831% (LIBOR 3 Month + 1.70%), 10/20/2034(a)(d)		5,734	5,733,637
OCP CLO Ltd. Series 2020-18A, Class AR 1.224% (LIBOR 3 Month + 1.09%), 07/20/2032(a)(d)		3,453	3,457,782
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 1.305% (LIBOR 3 Month + 1.18%), 11/18/2031(a)(d)		8,984	8,985,734
OZLM XVIII Ltd. Series 2018-18A, Class A 1.146% (LIBOR 3 Month + 1.02%), 04/15/2031(a)(d)		17,040	17,040,545
OZLM XXII Ltd. Series 2018-22A, Class A1 1.204% (LIBOR 3 Month + 1.07%), 01/17/2031(a)(d)		7,190	7,190,379
Peace Park CLO Ltd. Series 2021-1A, Class A 1.268% (LIBOR 3 Month + 1.13%), 10/20/2034(a)(d)		4,620	4,620,226
Pikes Peak CLO 8 Series 2021-8A, Class A 1.322% (LIBOR 3 Month + 1.17%), 07/20/2034(a)(d)		14,279	14,291,573

48 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2021-8A, Class B 1.902% (LIBOR 3 Month + 1.75%), 07/20/2034(a)(d)	U.S.$	7,590	$7,598,257
Rockford Tower CLO Ltd. Series 2018-2A, Class A 1.294% (LIBOR 3 Month + 1.16%), 10/20/2031(a)(d)		8,500	8,501,020
Romark CLO III Ltd. Series 2019-3A, Class A1 1.496% (LIBOR 3 Month + 1.37%), 07/15/2032(a)(d)		11,840	11,840,000
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 1.126% (LIBOR 3 Month + 1.00%), 04/15/2031(a)(d)		24,065	24,090,966
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 1.266% (LIBOR 3 Month + 1.14%), 01/15/2031(a)(d)		9,455	9,455,927
Series 2017-4A, Class B 1.581% (LIBOR 3 Month + 1.45%), 11/20/2030(a)(d)		6,000	5,997,318
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 1.364% (LIBOR 3 Month + 1.23%), 01/20/2032(a)(d)		4,510	4,510,266

Total Collateralized Loan Obligations (cost $185,012,090)			185,117,999

GOVERNMENTS - SOVEREIGN AGENCIES – 1.7%
Canada – 1.5%
Canada Housing Trust No. 1 2.35%, 06/15/2027(a)	CAD	14,610	12,131,744
1.95%, 12/15/2025(a)		98,935	80,596,359
1.80%, 12/15/2024(a)		16,805	13,633,059

			106,361,162

Japan – 0.2%
Development Bank of Japan, Inc. Series G 0.875%, 10/10/2025(a)	EUR	5,600	6,744,531
0.01%, 10/15/2024(a)		7,071	8,254,940

			14,999,471

Total Government - Sovereign Agencies (cost $122,964,602)			121,360,633

abfunds.com	AB GLOBAL BOND FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.6%
Non-Agency Floating Rate CMBS – 1.3%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.084% (LIBOR 1 Month + 1.00%), 06/15/2035(a)(d)	U.S.$	14,000	$13,999,940
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.084% (LIBOR 1 Month + 1.00%), 11/15/2033(a)(d)		6,275	6,149,027
BHMS Series 2018-ATLS, Class A 1.334% (LIBOR 1 Month + 1.25%), 07/15/2035(a)(d)		13,884	13,920,816
BHP Trust Series 2019-BXHP, Class C 1.606% (LIBOR 1 Month + 1.52%), 08/15/2036(a)(d)		5,180	5,173,767
BX Trust Series 2018-EXCL, Class A 1.172% (LIBOR 1 Month + 1.09%), 09/15/2037(a)(d)		9,800	9,726,130
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.117% (LIBOR 1 Month + 1.03%), 12/19/2030(a)(d)		18,535	18,557,948
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class D 2.034% (LIBOR 1 Month + 1.95%), 08/15/2032(a)(d)		5,035	5,015,976
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 1.818% (LIBOR 1 Month + 1.73%), 11/15/2026(d)(h)		5,700	845,027
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.584% (LIBOR 1 Month + 1.50%), 07/15/2036(a)(d)		12,593	12,589,667
Starwood Retail Property Trust Series 2014-STAR, Class A 1.554% (LIBOR 1 Month + 1.47%), 11/15/2027(a)(d)		7,469	4,556,338

			90,534,636

50 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Non-Agency Fixed Rate CMBS – 0.3%
225 Liberty Street Trust Series 2016-225L, Class E 4.804%, 02/10/2036(a)	U.S.$	9,098	$9,462,136
Commercial Mortgage Trust Series 2012-CR3, Class D 4.908%, 10/15/2045(a)		2,322	1,624,015
Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		838	841,573
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.303%, 08/10/2044(a)		205	102,310
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		4,825	4,823,972
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		6,329	6,728,189
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.752%, 08/15/2046(a)		370	366,808

			23,949,003

Total Commercial Mortgage-Backed Securities (cost $121,155,355)			114,483,639

GOVERNMENTS - SOVEREIGN BONDS – 1.2%
Colombia – 0.2%
Colombia Government International Bond 3.875%, 04/25/2027		13,235	13,692,435

Germany – 0.2%
Kreditanstalt fuer Wiederaufbau 0.00%, 06/15/2029(a)	EUR	8,963	10,480,842

Indonesia – 0.3%
Indonesia Government International Bond 1.00%, 07/28/2029		5,330	6,119,983
3.375%, 07/30/2025(a)		10,564	13,546,912

			19,666,895

Mexico – 0.3%
Mexico Government International Bond 4.75%, 04/27/2032	U.S.$	20,730	23,318,659

abfunds.com	AB GLOBAL BOND FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Panama – 0.2%
Panama Government International Bond 6.70%, 01/26/2036	U.S.$	12,960	$17,243,280

Total Governments - Sovereign Bonds (cost $86,565,692)			84,402,111

INFLATION-LINKED SECURITIES – 1.0%
Australia – 1.0%
Australia Government Bond Series 30CI 2.50%, 09/20/2030(a) (cost $69,068,751)	AUD	58,227	66,786,994

EMERGING MARKETS - SOVEREIGNS – 0.9%
Bahrain – 0.2%
Bahrain Government International Bond 5.625%, 09/30/2031(a)	U.S.$	11,462	11,356,693
7.375%, 05/14/2030(a)		1,132	1,254,256

			12,610,949

Egypt – 0.2%
Egypt Government International Bond 5.875%, 02/16/2031(a)(e)		14,050	12,820,625

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	3,350	3,786,614
5.875%, 10/17/2031(a)		4,855	5,858,582

			9,645,196

Nigeria – 0.1%
Nigeria Government International Bond 6.125%, 09/28/2028(a)	U.S.$	8,593	8,603,741

Oman – 0.2%
Oman Government International Bond 4.875%, 02/01/2025(a)		13,019	13,501,517

Senegal – 0.1%
Senegal Government International Bond 6.25%, 05/23/2033(a)		6,664	6,929,727

Total Emerging Markets - Sovereigns (cost $65,092,265)			64,111,755

52 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - TREASURIES – 0.8%
South Africa – 0.8%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $61,777,854)	ZAR	947,900	$58,483,430

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.6%
Basic – 0.2%
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)	U.S.$	4,883	4,805,727
CSN Resources SA 4.625%, 06/10/2031(a)		6,776	6,695,591
Klabin Austria GmbH 3.20%, 01/12/2031(a)		2,094	2,005,530
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		1,952	1,898,076

			15,404,924

Capital Goods – 0.2%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		5,972	6,363,913
6.95%, 01/17/2028(a)		3,805	4,319,898
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		9,813	161,912

			10,845,723

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		879	870,650

Consumer Non-Cyclical – 0.0%
BRF GmbH 4.35%, 09/29/2026(a)		1,023	1,054,895
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(h)(i)(j)		4,300	43,000

			1,097,895

Energy – 0.1%
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		3,835	4,162,453

Services – 0.0%
MercadoLibre, Inc. 3.125%, 01/14/2031		367	354,935

abfunds.com	AB GLOBAL BOND FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.1%
InPost SA 2.25%, 07/15/2027(a)	EUR	4,322	$5,044,608

			37,781,188

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(h)	U.S.$	1,155	1,187,782

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a)(k)		4,673	387,968
5.25%, 12/27/2033(a)(k)		1,502	116,736
7.125%, 12/26/2046(a)(k)		2,074	186,687

			691,391

Total Emerging Markets - Corporate Bonds (cost $55,871,415)			39,660,361

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.5%
Canada – 0.5%
Province of Ontario Canada 2.60%, 06/02/2027	CAD	20,205	16,886,808
Province of Quebec Canada 2.75%, 09/01/2027		20,710	17,502,062

Total Local Governments - Provincial Bonds (cost $35,234,811)			34,388,870

		Shares
COMMON STOCKS – 0.3%
Financials – 0.3%
Insurance – 0.3%
Mt. Logan Re Ltd. (Preference Shares)(f)(g)(i)(l)		17,097	17,753,854

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Services AS(i)		3,089,816	309,273
SandRidge Energy, Inc.(i)		4,459	58,012

			367,285

Total Common Stocks (cost $22,782,272)			18,121,139

54 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.2%
Japan – 0.2%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a) (cost $17,506,539)	EUR	14,522	$16,909,400

BANK LOANS – 0.2%
Industrial – 0.2%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(m)	U.S.$	1,214	1,211,778

Consumer Non-Cyclical – 0.1%
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.834% (LIBOR 1 Month + 3.75%), 11/16/2025(m)		5,087	5,077,325

Technology – 0.1%
athenahealth, Inc. 4.377% (LIBOR 3 Month + 4.25%), 02/11/2026(m)		9,388	9,406,281

Total Bank Loans (cost $15,495,592)			15,695,384

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		8,191	8,141,360
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		3,008	3,141,783
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027(a)		2,481	2,505,873

Total Asset-Backed Securities (cost $13,677,475)			13,789,016

COVERED BONDS – 0.1%
DNB Boligkreditt AS 0.625%, 06/19/2025(a) (cost $5,422,169)	EUR	4,436	5,314,855

abfunds.com	AB GLOBAL BOND FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AGENCIES – 0.0%
Agency Debentures – 0.0%
Federal National Mortgage Association 6.25%, 05/15/2029	U.S.$	95	$127,891
6.625%, 11/15/2030		150	213,915

Total Agencies (cost $290,697)			341,806

		Shares
WARRANTS – 0.0%
Encore Automotive Acceptance, expiring 07/05/2031(f)(g)(i)		27	– 0	–
Flexpath Capital, Inc., expiring 04/15/2031(f)(g)(i)		42,267	– 0	–
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(i)		3,861	174
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(i)		1,625	260

Total Warrants (cost $27,079)			434

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(n)(o)(p) (cost $66,332,916)		66,332,916	66,332,916

		Principal Amount (000)
Time Deposits – 0.4%
Citibank, London (0.79)%, 10/01/2021	EUR	5,800	6,718,971
SEB, Stockholm 0.01%, 10/01/2021	U.S.$	18,526	18,526,125

Total Time Deposits (cost $25,245,096)			25,245,096

Total Short-Term Investments (cost $91,578,012)			91,578,012

Total Investments – 100.5% (cost $7,104,156,023)			7,060,889,369
Other assets less liabilities – (0.5)%			(32,795,889)

Net Assets – 100.0%			$7,028,093,480

56 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	1,654	December 2021	$325,359,984	$(4,327,538)
Long Gilt Futures	127	December 2021	21,415,643	(242,761)
U.S. 10 Yr Ultra Futures	16	December 2021	2,324,000	(35,094)
U.S. Long Bond (CBT) Futures	65	December 2021	10,349,219	(220,102)
U.S. T-Note 2 Yr (CBT) Futures	828	December 2021	182,205,282	(103,375)
U.S. T-Note 10 Yr (CBT) Futures	14	December 2021	1,842,531	(17,805)
U.S. Ultra Bond (CBT) Futures	200	December 2021	38,212,500	(1,112,406)

Sold Contracts
10 Yr Australian Bond Futures	634	December 2021	64,843,993	1,064,160
10 Yr Canadian Bond Futures	685	December 2021	77,418,088	1,427,404
Euro-BOBL Futures	2,796	December 2021	437,004,071	2,511,940
U.S. 10 Yr Ultra Futures	401	December 2021	58,245,250	841,641
U.S. T-Note 5 Yr (CBT) Futures	43	December 2021	5,277,914	38,633

				$(175,303)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	28,673	USD	34,077	11/08/2021	$840,988
Australia and New Zealand Banking Group Ltd.	AUD	24,176	USD	17,505	11/09/2021	24,450
Bank of America, NA	USD	69,345	INR	5,229,978	10/08/2021	1,061,302
Bank of America, NA	EUR	14,716	USD	17,325	11/08/2021	267,803
Bank of America, NA	USD	7,179	EUR	6,073	11/08/2021	(139,528)
Barclays Bank PLC	THB	675,325	USD	20,672	10/07/2021	712,831
Barclays Bank PLC	USD	70,404	INR	5,180,280	10/08/2021	(667,442)
BNP Paribas SA	NOK	594,771	USD	68,142	10/13/2021	108,890
BNP Paribas SA	NZD	102,438	USD	71,844	10/15/2021	1,129,970
BNP Paribas SA	USD	71,267	NZD	102,449	10/15/2021	(545,147)
BNP Paribas SA	EUR	13,933	USD	16,469	11/08/2021	318,417
BNP Paribas SA	CAD	91,167	USD	72,105	11/19/2021	131,580
BNP Paribas SA	CNH	1,116,994	USD	172,097	12/09/2021	(170,130)
Brown Brothers Harriman & Co.	USD	21,857	CNH	141,095	10/08/2021	17,886
Brown Brothers Harriman & Co.	EUR	847,514	USD	1,007,145	11/08/2021	24,756,471
Brown Brothers Harriman & Co.	EUR	3,726	USD	4,319	11/08/2021	(264)
Brown Brothers Harriman & Co.	USD	6,959	EUR	5,887	11/08/2021	(134,837)
Brown Brothers Harriman & Co.	CNH	141,095	USD	21,748	12/09/2021	(17,714)
Citibank, NA	CHF	65,734	USD	72,866	10/28/2021	2,290,543
Citibank, NA	USD	70,580	BRL	383,955	11/03/2021	(406,978)
Citibank, NA	USD	179,711	EUR	152,088	11/08/2021	(3,418,827)
Citibank, NA	AUD	24,183	USD	17,605	11/09/2021	119,452
Citibank, NA	AUD	290,661	USD	209,465	11/09/2021	(700,976)
Citibank, NA	JPY	68,255,123	USD	623,449	11/17/2021	9,978,998
Citibank, NA	USD	72,537	JPY	8,038,540	11/17/2021	(287,683)
Citibank, NA	CNH	2,267,837	USD	349,395	12/09/2021	(358,738)

abfunds.com	AB GLOBAL BOND FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	AUD	46,388	USD	34,049	11/09/2021	$507,542
Deutsche Bank AG	USD	5,380	JPY	589,704	11/17/2021	(79,312)
Goldman Sachs Bank USA	USD	20,743	EUR	17,831	11/08/2021	(74,892)
Goldman Sachs Bank USA	GBP	79,197	USD	108,776	11/10/2021	2,062,150
Goldman Sachs Bank USA	USD	70,454	ZAR	1,064,090	11/24/2021	(299,638)
Goldman Sachs Bank USA	ZAR	907,596	USD	63,316	11/24/2021	3,479,342
Goldman Sachs Bank USA	MYR	120,125	USD	28,891	12/22/2021	324,182
HSBC Bank USA	CNH	103,482	USD	16,004	10/15/2021	(32,139)
HSBC Bank USA	USD	42,894	EUR	36,426	11/08/2021	(671,266)
HSBC Bank USA	JPY	14,097,236	USD	128,477	11/17/2021	1,772,819
HSBC Bank USA	USD	73,229	JPY	8,037,443	11/17/2021	(989,700)
HSBC Bank USA	EUR	722,298	USD	850,524	11/24/2021	13,006,830
HSBC Bank USA	USD	15,936	CNH	103,482	12/09/2021	23,368
JPMorgan Chase Bank, NA	EUR	6,547	USD	7,630	11/08/2021	41,865
JPMorgan Chase Bank, NA	USD	73,524	EUR	61,921	11/08/2021	(1,748,656)
JPMorgan Chase Bank, NA	CNH	463,065	USD	70,984	12/09/2021	(431,314)
Morgan Stanley Capital Services LLC	BRL	369,902	USD	68,004	10/04/2021	79,296
Morgan Stanley Capital Services LLC	USD	69,391	BRL	369,902	10/04/2021	(1,465,859)
Morgan Stanley Capital Services LLC	USD	67,699	NOK	592,282	10/13/2021	49,560
Morgan Stanley Capital Services LLC	EUR	18,730	USD	22,182	11/08/2021	472,059
Morgan Stanley Capital Services LLC	USD	20,765	EUR	17,524	11/08/2021	(452,809)
Morgan Stanley Capital Services LLC	COP	95,960,972	USD	24,983	11/12/2021	(146,773)
Morgan Stanley Capital Services LLC	CAD	258,362	USD	201,880	11/19/2021	(2,086,868)
Royal Bank of Scotland PLC	EUR	1,595	USD	1,897	11/08/2021	47,649
Standard Chartered Bank	BRL	370,873	USD	71,085	10/04/2021	2,982,034
Standard Chartered Bank	USD	68,183	BRL	370,873	10/04/2021	(79,504)
Standard Chartered Bank	INR	5,179,595	USD	69,034	10/08/2021	(694,011)
Standard Chartered Bank	IDR	1,014,271,397	USD	71,159	10/15/2021	417,990
Standard Chartered Bank	USD	71,094	TWD	1,971,335	10/21/2021	(171,758)
Standard Chartered Bank	USD	21,636	EUR	18,256	11/08/2021	(474,754)
UBS AG	MXN	1,502,997	USD	73,328	10/28/2021	784,473
UBS AG	EUR	12,560	USD	14,723	11/08/2021	163,326
UBS AG	CNH	58,805	USD	9,041	12/09/2021	(28,263)

						$51,198,286

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
CAD	288,230	05/22/2024	3 Month CDOR	1.980%	Semi-Annual	$6,269,651	$	– 0	–	$6,269,651
USD	600	01/30/2027	2.459%	3 Month LIBOR	Semi-Annual/ Quarterly	(43,917)		– 0	–	(43,917)

58 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)
USD	150	05/05/2045	3 Month LIBOR	2.566%	Quarterly/ Semi-Annual	$22,751	$1		$22,750
USD	100	07/16/2045	3 Month LIBOR	3.019%	Quarterly/ Semi-Annual	23,928	9,466		14,462
EUR	45,250	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	5,377,287	– 0	–	5,377,287
EUR	45,250	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(7,405,474)	– 0	–	(7,405,474)
EUR	45,740	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	6,811,955	357,073		6,454,882
EUR	45,740	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(7,808,153)	– 0	–	(7,808,153)

						$3,248,028	$366,540		$2,881,488

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	1,088	$(309,083)	$(117,250)	$(191,833)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,925	(831,187)	(160,664)	(670,523)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5,000	(1,420,833)	(688,237)	(732,596)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	6,500	(1,847,083)	(893,662)	(953,421)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	53	(15,056)	(3,537)	(11,519)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	564	(160,270)	(63,413)	(96,857)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	618	(175,563)	(65,798)	(109,765)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	244	(69,316)	(25,266)	(44,050)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	279	(79,282)	(23,981)	(55,301)

abfunds.com	AB GLOBAL BOND FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	558	$(158,565)	$(52,863)	$(105,702)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	557	(158,281)	(48,764)	(109,517)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	575	(163,396)	(46,566)	(116,830)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	979	(278,118)	(100,641)	(177,477)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,611	(457,658)	(166,717)	(290,941)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,260	(358,050)	(71,472)	(286,578)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,520	(431,933)	(110,655)	(321,278)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,709	(769,807)	(153,665)	(616,142)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,346	(950,822)	(277,322)	(673,500)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5,000	(1,420,833)	(380,192)	(1,040,641)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	10,000	(2,841,667)	(736,165)	(2,105,502)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	10,000	(2,841,667)	(727,996)	(2,113,671)

						$(15,738,470)	$(4,914,826)	$(10,823,644)

*	Termination date

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Currency	Principal Amount (000)	Interest Rate		Maturity	U.S. $ Value at September 30, 2021
Credit Suisse International†	EUR	9,431	(1.25	)%*	—	$10,888,821
Credit Suisse International	USD	9,525	(0.15	)%*	10/06/2021	9,524,722

						$20,413,543

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2021.

*	Interest payment due from counterparty.

60 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous		Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates – Non-Investment Grade	$10,888,821		$	– 0	–	$	– 0	–	$	– 0	–	$10,888,821
Emerging Markets – Sovereigns	– 0	–		9,524,722			– 0	–		– 0	–	9,524,722

Total	$10,888,821			$9,524,722		$	– 0	–	$	– 0	–	$20,413,543

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $3,025,672,644 or 43.1% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2021.

(e)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(f)	Fair valued by the Adviser.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of September 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-CH1, Class M2 5.586%, 10/25/2025	09/18/2015	$2,245,916	$2,132,729	0.03%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 1.818%, 11/15/2026	11/13/2015	5,540,097	845,027	0.01%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	1,155,000	1,187,782	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013 - 09/23/2014	3,886,876	43,000	0.00%

(i)	Non-income producing security.

(j)	Defaulted matured security.

(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2021.

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PORTFOLIO OF INVESTMENTS (continued)

(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/2014 - 01/04/2021	$17,097,070	$17,753,854	0.25%

(m)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at September 30, 2021.

(n)	The rate shown represents the 7-day yield as of period end.

(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(p)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

September 30, 2021

Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,037,823,107)	$6,994,556,453
Affiliated issuers (cost $66,332,916)	66,332,916
Cash	105,453
Cash collateral due from broker	23,749,278
Foreign currencies, at value (cost $18,149,316)	18,143,902
Receivable for investment securities sold and foreign currency transactions	201,307,442
Unrealized appreciation on forward currency exchange contracts	67,974,066
Unaffiliated interest receivable	43,615,482
Receivable for unsettled reverse repurchase agreements	9,525,000
Receivable for capital stock sold	6,364,207
Receivable for variation margin on centrally cleared swaps	236,156
Affiliated dividends receivable	794

Total assets	7,431,911,149

Liabilities
Payable for investment securities purchased	319,412,955
Payable for reverse repurchase agreements	20,413,543
Unrealized depreciation on forward currency exchange contracts	16,775,780
Market value of credit default swaps (net premiums received $4,914,826)	15,738,470
Payable for unsettled reverse repurchase agreements	13,927,775
Payable for capital stock redeemed	7,269,997
Advisory fee payable	2,635,624
Cash collateral due to broker	2,462,000
Payable for capital gains taxes	1,359,963
Dividends payable	1,151,651
Payable for variation margin on futures	1,011,118
Transfer Agent fee payable	197,549
Distribution fee payable	177,748
Administrative fee payable	22,727
Payable for variation margin on centrally cleared swaps	90
Accrued expenses and other liabilities	1,260,679

Total liabilities	403,817,669

Net Assets	$7,028,093,480

Composition of Net Assets
Capital stock, at par	$825,289
Additional paid-in capital	6,896,434,068
Distributable earnings	130,834,123

$7,028,093,480

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$580,627,261	68,133,502	$8.52	*

C	$39,929,143	4,670,757	$8.55

Advisor	$4,707,654,504	552,900,476	$8.51

R	$49,598,624	5,822,373	$8.52

K	$13,249,515	1,554,984	$8.52

I	$919,250,387	107,941,895	$8.52

Z	$717,784,046	84,264,869	$8.52

*	The maximum offering price per share for Class A shares was $8.90, which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Year Ended September 30, 2021

Investment Income
Interest (net of foreign taxes withheld of $262,261)	$143,350,323
Dividends
Unaffiliated issuers	323,420
Affiliated issuers	23,500	$143,697,243

Expenses
Advisory fee (see Note B)	31,997,070
Transfer agency—Class A	411,372
Transfer agency—Class C	36,241
Transfer agency—Advisor Class	3,156,241
Transfer agency—Class R	138,043
Transfer agency—Class K	30,200
Transfer agency—Class I	595,606
Transfer agency—Class Z	129,053
Distribution fee—Class A	1,554,206
Distribution fee—Class C	528,431
Distribution fee—Class R	265,466
Distribution fee—Class K	37,750
Custody and accounting	864,508
Printing	299,281
Registration fees	193,714
Audit and tax	129,467
Legal	114,577
Directors’ fees	112,406
Administrative	88,872
Miscellaneous	224,406

Total expenses before interest expense	40,906,910
Interest expense	2,504

Total expenses	40,909,414
Less: expenses waived and reimbursed by the Adviser (see Note B)	(91,089)

Net expenses		40,818,325

Net investment income		102,878,918

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)	$82,660,485
Forward currency exchange contracts	(34,908,132)
Futures	4,268,983
Swaps	(8,952,981)
Swaptions written	969,279
Foreign currency transactions	91,453,138
Net change in unrealized appreciation/depreciation on:
Investments(b)	(223,522,533)
Forward currency exchange contracts	58,666,144
Futures	5,139,377
Swaps	6,875,377
Foreign currency denominated assets and liabilities	(472,628)

Net loss on investment and foreign currency transactions	(17,823,491)

Net Increase in Net Assets from Operations	$85,055,427

(a)	Net of foreign realized capital gains taxes of $150,182.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $111,249.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30, 2021		Year Ended September 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$102,878,918		$129,675,429
Net realized gain on investment and foreign currency transactions	135,490,772		114,470,841
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(153,314,263)		(82,967,586)
Contributions from Affiliates (see Note B)	– 0	–	9,363

Net increase in net assets from operations	85,055,427		161,188,047
Distributions to Shareholders
Class A	(13,885,781)		(21,371,141)
Class B	– 0	–	(336)
Class C	(822,067)		(2,010,088)
Advisor Class	(116,998,733)		(153,516,043)
Class R	(950,682)		(1,586,598)
Class K	(323,896)		(541,985)
Class I	(21,565,537)		(26,173,708)
Class Z	(15,767,733)		(19,098,819)
Capital Stock Transactions
Net increase (decrease)	237,830,852		(292,234,642)

Total increase (decrease)	152,571,850		(355,345,313)
Net Assets
Beginning of period	6,875,521,630		7,230,866,943

End of period	$7,028,093,480		$6,875,521,630

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

September 30, 2021

NOTE A

Significant Accounting Policies

AB Global Bond Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically converted to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at

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NOTES TO FINANCIAL STATEMENTS (continued)

the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m.,

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NOTES TO FINANCIAL STATEMENTS (continued)

Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities	Level 1			Level 2	Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$3,152,305,104	$	– 0	–	$3,152,305,104
Corporates – Investment Grade		– 0	–	1,624,702,062		– 0	–	1,624,702,062
Corporates – Non-Investment Grade		– 0	–	459,911,380		7,973,756		467,885,136
Mortgage Pass-Throughs		– 0	–	299,777,892		– 0	–	299,777,892
Collateralized Mortgage Obligations		– 0	–	297,961,992		– 0	–	297,961,992
Quasi-Sovereigns		– 0	–	287,711,345		– 0	–	287,711,345
Collateralized Loan Obligations		– 0	–	185,117,999		– 0	–	185,117,999
Governments – Sovereign Agencies		– 0	–	121,360,633		– 0	–	121,360,633
Commercial Mortgage-Backed Securities		– 0	–	114,483,639		– 0	–	114,483,639
Governments – Sovereign Bonds		– 0	–	84,402,111		– 0	–	84,402,111
Inflation-Linked Securities		– 0	–	66,786,994		– 0	–	66,786,994
Emerging Markets – Sovereigns		– 0	–	64,111,755		– 0	–	64,111,755

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2		Level 3			Total
Emerging Markets – Treasuries	$	– 0	–	$58,483,430		$	– 0	–	$58,483,430
Emerging Markets – Corporate Bonds		– 0	–	39,660,361			– 0	–	39,660,361
Local Governments – Provincial Bonds		– 0	–	34,388,870			– 0	–	34,388,870
Common Stocks		367,285		– 0	–		17,753,854		18,121,139
Local Governments – Regional Bonds		– 0	–	16,909,400			– 0	–	16,909,400
Bank Loans		– 0	–	15,695,384			– 0	–	15,695,384
Asset-Backed Securities		– 0	–	13,789,016			– 0	–	13,789,016
Covered Bonds		– 0	–	5,314,855			– 0	–	5,314,855
Agencies		– 0	–	341,806			– 0	–	341,806
Warrants		434		– 0	–		0	#	434
Short-Term Investments:
Investment Companies		66,332,916		– 0	–		– 0	–	66,332,916
Time Deposits		– 0	–	25,245,096			– 0	–	25,245,096

Total Investments in Securities		66,700,635		6,968,461,124			25,727,610		7,060,889,369
Other Financial Instruments*:
Assets
Futures		5,883,778		– 0	–		– 0	–	5,883,778	†
Forward Currency Exchange Contracts		– 0	–	67,974,066			– 0	–	67,974,066
Centrally Cleared Interest Rate Swaps		– 0	–	18,505,572			– 0	–	18,505,572	†
Liabilities
Futures		(6,059,081)		– 0	–		– 0	–	(6,059,081	)†
Forward Currency Exchange Contracts		– 0	–	(16,775,780)			– 0	–	(16,775,780)
Centrally Cleared Interest Rate Swaps		– 0	–	(15,257,544)			– 0	–	(15,257,544	)†
Credit Default Swaps		– 0	–	(15,738,470)			– 0	–	(15,738,470)
Reverse Repurchase Agreements		(20,413,543)		– 0	–		– 0	–	(20,413,543)

Total		$46,111,789		$7,007,168,968			$25,727,610		$7,079,008,367

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to

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NOTES TO FINANCIAL STATEMENTS (continued)

interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended September 30, 2021, the reimbursement for such services amounted to $88,872.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $1,364,046 for the year ended September 30, 2021.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $4,682 from the sale of Class A shares and received $4,295

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and $6,021 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended September 30, 2021.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2022. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended September 30, 2021, such waiver amounted to $91,089.

A summary of the Fund’s transactions in AB mutual funds for the year ended September 30, 2021 is as follows:

Fund	Market Value 9/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$165,102	$2,693,598	$2,792,367	$66,333	$24

During the year ended September 30, 2020, the Adviser reimbursed the Fund $9,363, for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for

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distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $15,570,618, $1,348,392 and $315,349 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended September 30, 2021, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$6,169,296,681	$6,526,740,677
U.S. government securities	3,144,507,551	2,415,756,922

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$7,112,603,153

Gross unrealized appreciation	$221,132,064
Gross unrealized depreciation	(265,099,124)

Net unrealized depreciation	$(43,967,060)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

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A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended September 30, 2021, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/ counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended September 30, 2021, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the

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premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Fund’s maximum payment for written put swaptions equates to the notional amount of the underlying swap. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the year ended September 30, 2021, the Fund held written swaptions for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

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Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/ depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less

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than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended September 30, 2021, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the

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buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/ performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended September 30, 2021, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may

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offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the year ended September 30, 2021, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/ Payable for variation margin on futures	$5,883,778	*	Receivable/ Payable for variation margin on futures	$6,059,081	*

Interest rate contracts	Receivable/ Payable for variation margin on centrally cleared swaps	18,139,032	*	Receivable/ Payable for variation margin on centrally cleared swaps	15,257,544	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	67,974,066		Unrealized depreciation on forward currency exchange contracts	16,775,780

Credit contracts				Market value of credit default swaps	15,738,470

Total		$91,996,876			$53,830,875

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$(2,401,210)	$(5,741,787)

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	4,268,983	5,139,377

Interest rate contracts	Net realized gain/(loss) on swaptions written; Net change in unrealized appreciation/depreciation on swaptions written	969,279	– 0	–

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	(34,908,132)	58,666,144

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	(6,551,771)	12,617,164

Total		$(38,622,851)	$70,680,898

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended September 30, 2021:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$160,081,350	(a)
Average notional amount of sale contracts	$90,081,350	(a)

Centrally Cleared Interest Rate Swaps
Average notional amount	$615,232,991

Credit Default Swaps:
Average notional amount of buy contracts	$38,576,331	(a)
Average notional amount of sale contracts	$64,625,615

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$1,362,858,388
Average principal amount of sale contracts	$4,930,870,154

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Futures:
Average notional amount of buy contracts	$638,309,881
Average notional amount of sale contracts	$531,114,146

Swaptions Written:
Average notional amount	$53,271,090	(b)

(a)	Positions were open for five months during the reporting period.

(b)	Positions were open for one month during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2021. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Australia & New Zealand Bank Group Ltd.	$865,438	$	– 0	–	$	– 0	–	$	– 0	–	$865,438
Bank of America, NA.	1,329,105	(139,528)	– 0	–	(1,189,577)	– 0	–
Barclays Bank PLC	712,831	(667,442)	– 0	–	– 0	–	45,389
BNP Paribas SA	1,688,857	(715,277)	– 0	–	– 0	–	973,580
Brown Brothers Harriman & Co.	24,774,357	(152,815)	– 0	–	– 0	–	24,621,542
Citibank, NA / Citigroup Global Markets, Inc	12,388,993	(5,482,285)	– 0	–	– 0	–	6,906,708
Deutsche Bank AG	507,542	(430,201)	– 0	–	– 0	–	77,341
Goldman Sachs Bank USA / Goldman Sachs International	5,865,674	(5,865,674)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	14,803,017	(1,693,105)	– 0	–	– 0	–	13,109,912
JPMorgan Chase Bank, NA	41,865	(41,865)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC.	600,915	(600,915)	– 0	–	– 0	–	– 0	–
Royal Bank of Scotland PLC.	47,649	– 0	–	– 0	–	– 0	–	47,649
Standard Chartered Bank	3,400,024	(1,420,027)	(1,979,997)	– 0	–	– 0	–
UBS AG	947,799	(28,263)	– 0	–	– 0	–	919,536

Total	$67,974,066	$(17,237,397)	$(1,979,997)	$(1,189,577)	$47,567,095	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America, NA.	$139,528	$(139,528)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	667,442	(667,442)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	715,277	(715,277)	– 0	–	– 0	–	– 0	–
Brown Brothers Harriman & Co.	152,815	(152,815)	– 0	–	– 0	–	– 0	–
Citibank, NA / Citigroup Global Markets, Inc	5,482,285	(5,482,285)	– 0	–	– 0	–	– 0	–
Credit Suisse International	4,099,103	– 0	–	(3,530,000)	(569,103)	– 0	–
Deutsche Bank AG	430,201	(430,201)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA / Goldman Sachs International	11,353,925	(5,865,674)	(5,488,251)	– 0	–	– 0	–
HSBC Bank USA	1,693,105	(1,693,105)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	2,179,970	(41,865)	– 0	–	– 0	–	2,138,105
Morgan Stanley Capital Services LLC.	4,152,309	(600,915)	(1,240,000)	– 0	–	2,311,394
Standard Chartered Bank	1,420,027	(1,420,027)	– 0	–	– 0	–	– 0	–
UBS AG	28,263	(28,263)	– 0	–	– 0	–	– 0	–

Total	$32,514,250	$(17,237,397)	$(10,258,251)	$(569,103)	$4,449,499	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.4 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade.

Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the year ended September 30, 2021, the Fund earned drop income of $701,876 which is included in interest income in the accompanying statement of operations.

4. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the year ended September 30, 2021, the average amount of reverse

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repurchase agreements outstanding was $5,560,263 and the daily weighted average interest rate was (0.97)%. During the period, the Fund received net interest payments from counterparties. At September 30, 2021, the Fund had reverse repurchase agreements outstanding in the amount of $20,413,543 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of September 30, 2021:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Credit Suisse Securities (USA) LLC	$20,413,543	$(20,070,936)	$342,607

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2021			Year Ended September 30, 2020

Class A
Shares sold	7,911,067		10,738,710		$68,027,475		$91,750,367

Shares issued in reinvestment of dividends and distributions	1,245,209		1,895,547		10,706,612		16,165,988

Shares converted from Class B	– 0	–	37,307		– 0	–	319,817

Shares converted from Class C	1,919,524		2,582,148		16,399,839		22,160,878

Shares redeemed	(19,085,592)		(26,633,144)		(163,874,705)		(226,661,075)

Net decrease	(8,009,792)		(11,379,432)		$(68,740,779)		$(96,264,025)

Class B
Shares sold	– 0	–	40	$	– 0	–	$348

Shares issued in reinvestment of dividends	– 0	–	31		– 0	–	263

Shares converted to Class A	– 0	–	(37,306)		– 0	–	(319,817)

Shares redeemed	– 0	–	(485)		– 0	–	(4,176)

Net decrease	– 0	–	(37,720)	$	– 0	–	$(323,382)

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	Shares		Amount
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020

Class C
Shares sold	592,241	781,663	$5,097,519	$6,731,063

Shares issued in reinvestment of dividends and distributions	79,143	187,983	683,896	1,606,232

Shares converted to Class A	(1,912,981)	(2,573,568)	(16,399,839)	(22,160,878)

Shares redeemed	(1,709,545)	(2,744,789)	(14,731,884)	(23,399,569)

Net decrease	(2,951,142)	(4,348,711)	$(25,350,308)	$(37,223,152)

Advisor Class
Shares sold	140,397,551	142,813,784	$1,204,584,552	$1,219,584,402

Shares issued in reinvestment of dividends and distributions	10,534,592	13,095,358	90,455,102	111,608,272

Shares redeemed	(137,064,887)	(176,369,073)	(1,174,773,475)	(1,488,909,588)

Net increase (decrease)	13,867,256	(20,459,931)	$120,266,179	$(157,716,914)

Class R
Shares sold	1,536,894	1,730,005	$13,185,566	$14,729,380

Shares issued in reinvestment of dividends and distributions	110,123	186,236	946,464	1,585,540

Shares redeemed	(2,371,665)	(3,384,605)	(20,370,004)	(28,638,182)

Net decrease	(724,648)	(1,468,364)	$(6,237,974)	$(12,323,262)

Class K
Shares sold	461,197	731,792	$3,962,201	$6,237,920

Shares issued in reinvestment of dividends and distributions	37,554	63,425	322,729	540,461

Shares redeemed	(872,634)	(1,126,141)	(7,504,502)	(9,565,477)

Net decrease	(373,883)	(330,924)	$(3,219,572)	$(2,787,096)

Class I
Shares sold	27,003,408	29,852,757	$232,597,236	$255,331,385

Shares issued in reinvestment of dividends and distributions	2,396,958	2,957,299	20,577,774	25,204,149

Shares redeemed	(20,680,649)	(32,049,234)	(177,209,488)	(270,635,233)

Net increase	8,719,717	760,822	$75,965,522	$9,900,301

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	Shares		Amount
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020

Class Z
Shares sold	34,911,160	41,558,012	$298,883,974	$353,299,435

Shares issued in reinvestment of dividends and distributions	1,826,139	2,225,855	15,675,204	18,965,173

Shares redeemed	(19,759,784)	(43,550,786)	(169,411,394)	(367,761,720)

Net increase	16,977,515	233,081	$145,147,784	$4,502,888

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

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Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The

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use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

LIBOR Transition and Associated Risk—A Fund may invest in debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. The United Kingdom Financial Conduct Authority, which regulates LIBOR, will cease publishing certain LIBOR benchmarks at the end of 2021. Although certain LIBOR rates are intended to be published until June 2023, banks are strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and the Secured Overnight Financing Rate, global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition

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away from LIBOR is underway but remains incomplete. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended September 30, 2021.

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NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended September 30, 2021 and September 30, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$122,071,131	$224,298,718
Net long-term capital gains	48,243,298	0

Total taxable distributions paid	$170,314,429	$224,298,718

As of September 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$125,138,146
Undistributed capital gains	53,831,535
Other losses	(140,184	)(a)
Unrealized appreciation/(depreciation)	(43,995,408	)(b)

Total accumulated earnings/(deficit)	$134,834,089	(c)

(a)	As of September 30, 2021, the cumulative deferred loss on straddles was $140,184.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of callable bonds.

(c)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2021, the Fund did not have any capital loss carryforwards.

During the current fiscal year, there were no permanent differences that resulted in adjustments to distributable earnings or additional paid-in capital.

NOTE I

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Year Ended September 30,
	2021		2020		2019		2018		2017

Net asset value, beginning of period	$ 8.62		$ 8.67		$ 8.19		$ 8.43		$ 8.59

Income From Investment Operations

Net investment income(a)(b)	.11		.14		.17		.18		.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.02)		.07		.52		(.22)		(.09)

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–

Capital Contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.09		.21		.69		(.04)		.09

Less: Dividends and Distributions

Dividends from net investment income	(.13)		(.26)		(.21)		(.20)		(.18)

Distributions from net realized gain on investment and foreign currency transactions	(.06)		– 0	–	– 0	–	– 0	–	(.07)

Total dividends and distributions	(.19)		(.26)		(.21)		(.20)		(.25)

Net asset value, end of period	$ 8.52		$ 8.62		$ 8.67		$ 8.19		$ 8.43

Total Return

Total investment return based on net asset value(d)	.92%		2.44	%^	8.58%		(.50)%		1.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$580,627		$656,731		$758,638		$810,782		$1,002,880

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.80%		.80%		.81%		.81%		.82%

Expenses, before waivers/reimbursements(e)	.80%		.80%		.81%		.82%		.83%

Net investment income(b)	1.24%		1.62%		2.02%		2.16%		2.09%

Portfolio turnover rate*	130%		135%		126%		369%		107%

See footnote summary on page 104.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Year Ended September 30,
	2021		2020		2019		2018		2017

Net asset value, beginning of period	$ 8.65		$ 8.70		$ 8.21		$ 8.46		$ 8.62

Income From Investment Operations

Net investment income(a)(b)	.04		.08		.11		.12		.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.02)		.06		.53		(.23)		(.08)

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–

Capital Contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.02		.14		.64		(.11)		.03

Less: Dividends and Distributions

Dividends from net investment income	(.06)		(.19)		(.15)		(.14)		(.12)

Distributions from net realized gain on investment and foreign currency transactions	(.06)		– 0	–	– 0	–	– 0	–	(.07)

Total dividends and distributions	(.12)		(.19)		(.15)		(.14)		(.19)

Net asset value, end of period	$ 8.55		$ 8.65		$ 8.70		$ 8.21		$ 8.46

Total Return

Total investment return based on net asset value(d)	.27%		1.66%		7.87%		(1.36)%		.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$39,929		$65,949		$104,089		$146,309		$219,785

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.55%		1.55%		1.56%		1.56%		1.57%

Expenses, before waivers/reimbursements(e)	1.55%		1.55%		1.56%		1.56%		1.57%

Net investment income(b)	.49%		.93%		1.26%		1.38%		1.34%

Portfolio turnover rate*	130%		135%		126%		369%		107%

See footnote summary on page 104.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Year Ended September 30,
	2021		2020		2019		2018		2017

Net asset value, beginning of period	$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.58

Income From Investment Operations

Net investment income(a)(b)	.13		.16		.19		.20		.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.03)		.08		.52		(.22)		(.09)

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–

Capital Contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.10		.24		.71		(.02)		.11

Less: Dividends and Distributions

Dividends from net investment income	(.15)		(.28)		(.23)		(.22)		(.20)

Distributions from net realized gain on investment and foreign currency transactions	(.06)		– 0	–	– 0	–	– 0	–	(.07)

Total dividends and distributions	(.21)		(.28)		(.23)		(.22)		(.27)

Net asset value, end of period	$ 8.51		$ 8.62		$ 8.66		$ 8.18		$ 8.42

Total Return

Total investment return based on net asset value(d)	1.17%		2.82%		8.86%		(.25)%		1.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,707,655		$4,645,021		$4,845,448		$4,570,491		$4,372,280

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.55%		.55%		.56%		.56%		.58%

Expenses, before waivers/reimbursements(e)	.55%		.55%		.56%		.57%		.58%

Net investment income(b)	1.49%		1.91%		2.26%		2.44%		2.34%

Portfolio turnover rate*	130%		135%		126%		369%		107%

See footnote summary on page 104.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Year Ended September 30,
	2021		2020		2019		2018		2017

Net asset value, beginning of period	$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.59

Income From Investment Operations

Net investment income(a)(b)	.07		.10		.13		.15		.14

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.02)		.08		.53		(.23)		(.09)

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–

Capital Contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.05		.18		.66		(.08)		.05

Less: Dividends and Distributions

Dividends from net investment income	(.09)		(.22)		(.18)		(.16)		(.15)

Distributions from net realized gain on investment and foreign currency transactions	(.06)		– 0	–	– 0	–	– 0	–	(.07)

Total dividends and distributions	(.15)		(.22)		(.18)		(.16)		(.22)

Net asset value, end of period	$ 8.52		$ 8.62		$ 8.66		$ 8.18		$ 8.42

Total Return

Total investment return based on net asset value(d)	.59%		2.08%		8.13%		(.91)%		.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,599		$56,424		$69,424		$75,138		$83,901

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.24%		1.27%		1.24%		1.23%		1.22%

Expenses, before waivers/reimbursements(e)	1.24%		1.27%		1.24%		1.23%		1.23%

Net investment income(b)	.80%		1.20%		1.59%		1.75%		1.70%

Portfolio turnover rate*	130%		135%		126%		369%		107%

See footnote summary on page 104.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Year Ended September 30,
	2021		2020		2019		2018		2017

Net asset value, beginning of period	$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.59

Income From Investment Operations

Net investment income(a)(b)	.10		.13		.16		.17		.17

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.02)		.07		.52		(.22)		(.10)

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–

Capital Contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.08		.20		.68		(.05)		.07

Less: Dividends and Distributions

Dividends from net investment income	(.12)		(.24)		(.20)		(.19)		(.17)

Distributions from net realized gain on investment and foreign currency transactions	(.06)		– 0	–	– 0	–	– 0	–	(.07)

Total dividends and distributions	(.18)		(.24)		(.20)		(.19)		(.24)

Net asset value, end of period	$ 8.52		$ 8.62		$ 8.66		$ 8.18		$ 8.42

Total Return

Total investment return based on net asset value(d)	.90%		2.39%		8.46%		(.60)%		.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,249		$16,627		$19,576		$16,642		$36,288

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.93%		.96%		.93%		.92%		.89%

Expenses, before waivers/reimbursements(e)	.93%		.96%		.93%		.92%		.90%

Net investment income(b)	1.11%		1.51%		1.89%		2.09%		2.03%

Portfolio turnover rate*	130%		135%		126%		369%		107%

See footnote summary on page 104.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Year Ended September 30,
	2021		2020		2019		2018		2017

Net asset value, beginning of period	$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.58

Income From Investment Operations

Net investment income(a)(b)	.13		.16		.19		.20		.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.02)		.07		.52		(.22)		(.09)

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–

Capital Contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.11		.23		.71		(.02)		.11

Less: Dividends and Distributions

Dividends from net investment income	(.15)		(.27)		(.23)		(.22)		(.20)

Distributions from net realized gain on investment and foreign currency transactions	(.06)		– 0	–	– 0	–	– 0	–	(.07)

Total dividends and distributions	(.21)		(.27)		(.23)		(.22)		(.27)

Net asset value, end of period	$ 8.52		$ 8.62		$ 8.66		$ 8.18		$ 8.42

Total Return

Total investment return based on net asset value(d)	1.29%		2.79%		8.87%		(.23)%		1.36%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$919,250		$854,892		$852,566		$773,149		$748,238

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.55%		.58%		.55%		.54%		.56%

Expenses, before waivers/reimbursements(e)	.55%		.58%		.56%		.55%		.56%

Net investment income(b)	1.49%		1.88%		2.27%		2.46%		2.36%

Portfolio turnover rate*	130%		135%		126%		369%		107%

See footnote summary on page 104.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Year Ended September 30,
	2021		2020		2019		2018		2017

Net asset value, beginning of period	$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.59

Income From Investment Operations

Net investment income(a)(b)	.13		.16		.19		.21		.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.02)		.08		.53		(.22)		(.09)

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–

Capital Contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.11		.24		.72		(.01)		.11

Less: Dividends and Distributions

Dividends from net investment income	(.15)		(.28)		(.24)		(.23)		(.21)

Distributions from net realized gain on investment and foreign currency transactions	(.06)		– 0	–	– 0	–	– 0	–	(.07)

Total dividends and distributions	(.21)		(.28)		(.24)		(.23)		(.28)

Net asset value, end of period	$ 8.52		$ 8.62		$ 8.66		$ 8.18		$ 8.42

Total Return

Total investment return based on net asset value(d)	1.34%		2.84%		8.93%		(.18)%		1.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$717,784		$579,878		$580,799		$489,921		$350,625

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.50%		.53%		.50%		.49%		.51%

Expenses, before waivers/reimbursements(e)	.50%		.53%		.50%		.50%		.52%

Net investment income(b)	1.53%		1.93%		2.33%		2.54%		2.41%

Portfolio turnover rate*	130%		135%		126%		369%		107%

See footnote summary on page 104.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Year Ended September 30,
	2021	2020	2019	2018	2017

Class A
Net of waivers/reimbursements	.80%	.80%	.81%	.81%	.82%
Before waivers/reimbursements	.80%	.80%	.81%	.82%	.83%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.56%	1.56%	1.57%
Before waivers/reimbursements	1.55%	1.55%	1.56%	1.56%	1.57%
Advisor Class
Net of waivers/reimbursements	.55%	.55%	.56%	.56%	.58%
Before waivers/reimbursements	.55%	.55%	.56%	.57%	.58%
Class R
Net of waivers/reimbursements	1.24%	1.27%	1.24%	1.23%	1.22%
Before waivers/reimbursements	1.24%	1.27%	1.24%	1.23%	1.23%
Class K
Net of waivers/reimbursements	.93%	.96%	.93%	.92%	.89%
Before waivers/reimbursements	.93%	.96%	.93%	.92%	.90%
Class I
Net of waivers/reimbursements	.55%	.58%	.55%	.54%	.56%
Before waivers/reimbursements	.55%	.58%	.56%	.55%	.56%
Class Z
Net of waivers/reimbursements	.50%	.53%	.50%	.49%	.51%
Before waivers/reimbursements	.50%	.53%	.50%	.50%	.52%

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

*	The Fund accounts for dollar roll transactions as purchases and sales.

See notes to financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Global Bond Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Global Bond Fund, Inc. (the “Fund”), including the portfolio of investments, as of September 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at September 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

November 24, 2021

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2021 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended September 30, 2021. For foreign shareholders, 21.83% of ordinary income dividends paid may be considered to be qualifying to be taxed as interest-related dividends. The Fund designates $48,243,298 of dividends paid as long-term capital gains dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2022.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS
Scott A. DiMaggio(2), Vice President Matthew S. Sheridan(2), Vice President John Taylor(2), Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, NY 10001

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Global Fixed Income Investment Team. Messrs. DiMaggio, Sheridan and Taylor are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR

Onur Erzan,# AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105 45 (2021)

Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and Head of the Global Client Group overseeing AB’s institutional and retail businesses, where he is responsible for all client services, sales and marketing, as well as product strategy, management and development worldwide. Director, President and Chief Executive Officer of the AB Mutual Funds as of April 1, 2021. Prior to joining the firm in January 2021, he spent 20 years with McKinsey (management consulting firm), most recently as a senior partner and co-leader of its Wealth & Asset Management practice. In addition, he co-led McKinsey’s Banking & Securities Solutions (a portfolio of data, analytics, and digital assets and capabilities) globally.

		74	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS

Marshall C. Turner, Jr.,## Chairman of the Board 80 (2005)	Private Investor since prior to 2016. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing). He was Director of Xilinx, Inc. (programmable logic semi-conductors and adaptable, intelligent computing) from 2007 through August 2020, and is a former director of 33 other companies and organizations. He has extensive operating leadership, and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of all AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	74	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Jorge A. Bermudez,## 70 (2020)	Private Investor since prior to 2016. Formerly, Chief Risk Officer of Citigroup, Inc., a global financial services company, from November 2007 to March 2008, Chief Executive Officer of Citigroup’s Commercial Business Group in North America and Citibank Texas from 2005 to 2007, and a variety of other executive and leadership roles at various businesses within Citigroup prior to then; Chairman (2018) of the Texas A&M Foundation Board of Trustees (Trustee since 2013) and Chairman of the Smart Grid Center Board at Texas A&M University since 2012; director of, among others, Citibank N.A. from 2005 to 2008, the Federal Reserve Bank of Dallas, Houston Branch from 2009 to 2011, the Federal Reserve Bank of Dallas from 2011 to 2017, and the Electric Reliability Council of Texas from 2010 to 2016. He has served as director or trustee of the AB Funds since January 2020.	74	Moody’s Corporation since April 2011

Michael J. Downey,## 77 (2005)	Private Investor since prior to 2016. Formerly, Chairman of The Asia Pacific Fund, Inc. (registered investment company) since prior to 2016 until January 2019. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AB Funds since 2005.	74	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Nancy P. Jacklin,## 73 (2006)	Private Investor since prior to 2016. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chair of the Governance and Nominating Committees of the AB Funds since August 2014.	74	None

Jeanette W. Loeb,## 69 (2020)	Chief Executive Officer of PetCareRx (e-commerce pet pharmacy) from 2002 to 2011 and 2015 to present. Director of New York City Center since 2005. She was a director of AB Multi-Manager Alternative Fund, Inc. (fund of hedge funds) from 2012 to 2018. Formerly, affiliated with Goldman Sachs Group, Inc. (financial services) from 1977 to 1994, including as a partner thereof from 1986 to 1994. She has served as director or trustee of the AB Funds since April 2020.	74	Apollo Investment Corp. (business development company) since August 2011

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Carol C. McMullen,## 66 (2016)	Managing Director of Slalom Consulting (consulting) since 2014, private investor and a member of the Advisory Board of Butcher Box (since 2018). Formerly, member, Partners Healthcare Investment Committee (2010-2019); Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Chief Investment Officer, Core and Growth and Head of Global Investment Research). She has served on a number of private company and non-profit boards, and as a director or trustee of the AB Funds since June 2016.	74	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Garry L. Moody,## 69 (2008)	Private Investor since prior to 2016. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He is also a member of the Investment Company Institute’s Board of Governors and the Independent Directors Council’s Governing Council. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	74	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Earl D. Weiner,## 82 (2007)	Senior Counsel since 2017, Of Counsel from 2007 to 2016, and Partner prior to then, of the law firm Sullivan & Cromwell LLP. He is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	72	None

*	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department—Mutual Fund Legal, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***

The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

#	Mr. Erzan is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

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MANAGEMENT OF THE FUND (continued)

Officer Information

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS**
Onur Erzan, 45	President and Chief Executive Officer	See biography above.

Scott A. DiMaggio, 50	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2016. He is also Co-Head of Fixed Income.

Matthew S. Sheridan, 46	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2016.

John Taylor, 44	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2016. He is also Co-Head—European Fixed-Income.

Emilie D. Wrapp, 65	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of AllianceBernstein Investments, Inc. (“ABI”),** with which she has been associated since prior to 2016.

Michael B. Reyes, 45	Senior Analyst	Vice President of the Adviser,** with which he has been associated since prior to 2016.

Joseph J. Mantineo, 62	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”),** with which he has been associated since prior to 2016.

Stephen M. Woetzel, 50	Controller	Senior Vice President of ABIS**, with which he has been associated since prior to 2016.

Vincent S. Noto, 56	Chief Compliance Officer	Senior Vice President and Mutual Fund Chief Compliance Officer of the Adviser** since prior to 2016.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AB at (800) 227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

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Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2021, which covered the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended,

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and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, beginning in March 2020, all financial markets experienced extreme levels of price volatility and relative illiquidity resulting from the COVID-19 impacts on the global economy. This extreme relative illiquidity resulted in significantly wider bid-ask spreads to transact in securities, including many of those securities held by the Fund, and in a diminished depth of liquidity in most markets, to varying degrees. Nonetheless, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Bond Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held by video conference on November 3-5, 2020 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund

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before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2020 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

abfunds.com	AB GLOBAL BOND FUND | 121

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were above the last breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of economies of scale. The directors also informed the Adviser that they would continue to monitor the Fund’s asset levels and consider whether additional breakpoints should be imposed in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio1

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio1

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to August 23, 2021, Sustainable US Thematic Portfolio was named FlexFee™ US Thematic Portfolio. Prior to April 30, 2021, High Yield Portfolio was named FlexFee™ High Yield Portfolio.

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AB GLOBAL BOND FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GB-0151-0921

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr. and Jorge A. Bermudez qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Global Bond Fund	2020	$102,815	$—	$26,020
	2021	$102,815	$—	$34,878

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) – (c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Global Bond Fund	2020	$1,035,727	$26,020
			$—
			$(26,020)
	2021	$1,110,018	$34,878
			$—
			$(34,878)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: November 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: November 29, 2021

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: November 29, 2021